UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09815

THE ARBITRAGE FUNDS

(exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-259-2655

Date of fiscal year end:    May 31

Date of reporting period: June 1, 2012 – November 30, 2012

Item 1.	Reports to Stockholders.

The Arbitrage Fund	Portfolio Information
November 30, 2012 (Unaudited)

Performance (annualized returns as of November 30, 2012)

	One Year	Five Year	Ten Year	Since Inception*
Arbitrage Fund, Class R	-1.51	2.65	4.19	4.92
Arbitrage Fund, Class I	-1.26	2.86	–	3.42
Arbitrage Fund, Class C	–	–	–	-1.41
HFRI Event Driven: Merger Arbitrage Index	1.84	2.62	5.24	4.76
S&P 500® Index	16.13	1.34	6.36	1.77
Barclays Capital U.S. Aggregate Bond Index	5.51	6.04	5.41	6.19

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 30 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

*Class R inception: 9/17/00; Class I inception: 10/17/03; Class C inception: 7/1/12.

The Total Annual Fund Operating Expenses for Class R, Class I and Class C are 2.25%, 2.00% and 3.00%, respectively. The Advisor has agreed to waive fees in excess of 1.69%, 1.44% and 2.44% for Class R, Class I, and Class C, respectively, until at least August 31, 2015.

The HFRI Event Driven: Merger Arbitrage Index is an index consisting of merger arbitrage strategies which employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur. Opportunities are frequently presented in cross border, collared and international transactions which incorporate multiple geographic regulatory institutions, with typically involve minimal exposure to corporate credits.

The S&P 500® Index is an unmanaged index consisting of 500 stocks.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	1

The Arbitrage Fund	Portfolio Information (continued)
November 30, 2012 (Unaudited)

Growth of $10,000 Investment

Sector Weighting (as a percentage of total investments)

The following chart shows the sector weightings of the Arbitrage Fund’s investments in common stock, money market fund, purchased options and exchange traded funds along with other investment categories as of the report date, as a percentage of assets under management. The industry classifications presented below are for investments in common stock.

2	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.21%
Aerospace & Defense - 0.03%
Allied Defense Group, Inc.(a)(b)	398,319	$796,638

Apparel - 1.01%
The Warnaco Group, Inc.(a)	427,666	30,744,909

Banks - 0.83%
Citizens Republic Bancorp, Inc.(a)	679,329	12,751,006
FirstMerit Corp.(c)	71,300	1,003,904
West Coast Bancorp	537,425	11,721,239

		25,476,149

Beverages - 2.83%
Fraser and Neave Ltd.	4,739,099	36,574,072
Grupo Modelo SAB de CV, Series C	5,551,289	49,733,664

		86,307,736

Biotechnology - 0.52%
Devgen(a)	768,461	15,940,686

Chemicals - 0.42%
Spartech Corp.(a)	1,460,645	12,970,528

Coal - 0.25%
Whitehaven Coal Ltd.	2,444,356	7,576,274

Diversified Financial Services - 0.25%
KBW, Inc.	235,619	4,064,428
Osaka Securities Exchange Co. Ltd.	878	3,450,864

		7,515,292

Electric - 3.11%
CH Energy Group, Inc.	125,168	8,162,205
GenOn Energy, Inc.(a)(d)	34,073,876	86,888,384

		95,050,589

Electronics - 0.31%
Cymer, Inc.(a)	106,129	9,307,513

Engineering & Construction - 5.13%
Chicago Bridge & Iron Co. N.V.	413,720	16,809,444
The Shaw Group, Inc.(a)(c)	3,115,301	139,970,474

		156,779,918

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	3

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.21% (Continued)
Food - 1.44%
Del Monte Foods Co.(a)(b)(e)	4,673,171	$1,542,146
Ralcorp Holdings, Inc.(a)	477,526	42,566,668

		44,108,814

Healthcare - Products - 0.08%
PSS World Medical, Inc.(a)	85,199	2,423,060

Healthcare - Services - 9.14%
AMERIGROUP Corp.(a)(d)	1,393,225	127,925,919
Coventry Health Care, Inc.(d)	2,581,172	112,745,593
Sunrise Senior Living, Inc.(a)	2,670,393	38,560,475

		279,231,987

Insurance - 0.74%
Delphi Financial Group, Inc., Class A(a)(b)(e)	3,638,110	2,382,962
SeaBright Holdings, Inc.	1,502,839	16,606,371
Validus Holdings Ltd.	97,682	3,463,807

		22,453,140

Internet - 2.16%	89,350	65,900,164

eAccess Ltd.

Iron & Steel - 1.79%
BC Iron Ltd.	959,069	2,872,543
Nippon Steel & Sumitomo Metal Corp.	622,225	1,426,585
Sundance Resources Ltd.(a)	123,790,234	50,383,201

		54,682,329

Leisure Time - 0.00% (f)
Derby Cycle AG(a)	500	21,784

Machinery - Diversified - 3.19%
Cascade Corp.	166,287	10,803,666
Robbins & Myers, Inc.(c)(d)	1,459,692	86,705,705

		97,509,371

Media - 4.82%
Astral Media, Inc., Class A	2,869,541	132,160,367
Jupiter Telecommunications Co. Ltd.	11,589	15,154,900

		147,315,267

Mining - 0.56%
Bannerman Resources Ltd.(a)	4,425,000	318,638

See Notes to Financial Statements.
4	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.21% (Continued)
Mining - 0.56% (Continued)
CGA Mining Ltd.(a)	2,846,772	$7,135,916
Flinders Mines Ltd.(a)	73,052,848	5,565,379
Queenston Mining, Inc.(a)	158,176	777,066
Talison Lithium Ltd.(a)	486,559	3,423,816
Yancoal Australia Ltd.(a)	5,889	5,101

		17,225,916

Miscellaneous Manufacturing - 6.47%
Cooper Industries Plc(d)	2,484,982	197,714,114

Oil & Gas - 12.74%
Celtic Exploration Ltd.(a)	5,201,146	136,815,770
Nexen, Inc.(c)(d)	4,588,767	111,782,364
Progress Energy Resources Corp.	6,911,025	140,398,132

		388,996,266

Pharmaceuticals - 5.92%
Dusa Pharmaceuticals, Inc.(a)	576,619	4,595,653
Medicis Pharmaceutical Corp., Class A(c)(d)	3,785,487	163,722,313
Schiff Nutrition International, Inc.(a)	300,941	12,636,513

		180,954,479

Real Estate Investment Trusts - 0.04%
American Realty Capital Trust, Inc.	53,601	624,988
Charter Hall Office REIT(a)(b)(e)	24,845,404	451,159

		1,076,147

Retail - 2.73%
The Brick Ltd.	3,462,707	18,649,502
CFAO SA	21,911	1,068,607
Douglas Holding AG	348,757	17,172,283
KFC Holdings Bhd(a)	7,804,540	10,167,276
The PEP Boys - Manny Moe & Jack(c)	908,833	9,606,365
QSR Brands Bhd(a)	6,259,403	13,817,121
Teavana Holdings, Inc.(a)(c)	881,468	13,001,653

		83,482,807

Savings & Loans - 2.32%
Hudson City Bancorp, Inc.(d)	8,793,227	70,873,410

Semiconductors - 0.14%
MIPS Technologies, Inc.(a)	585,724	4,416,359

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	5

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.21% (Continued)
Software - 3.41%
JDA Software Group, Inc.(a)	2,230,234	$99,602,250
Redflex Holdings Ltd.	1,267,058	1,963,621
Retalix Ltd.(a)	85,803	2,541,485

		104,107,356

Telecommunications - 3.18%
MetroPCS Communications, Inc.(a)(c)	4,714,665	50,211,182
Sprint Nextel Corp.(a)(c)	8,180,483	46,874,168
Sunrise Telecom, Inc.(a)	529,674	84,748

		97,170,098

Transportation - 7.65%
Dockwise Ltd.(a)	116,331	2,611,324
TNT Express N.V.(c)	7,882,081	76,882,350
Viterra, Inc.	9,838,622	154,014,770

		233,508,444

TOTAL COMMON STOCKS (Cost $2,510,469,649)		2,541,637,544

EXCHANGE TRADED FUNDS - 0.91%
Equity Fund - 0.91%
SPDR S&P 500® ETF Trust(c)	196,768	27,952,862

TOTAL EXCHANGE TRADED FUNDS (Cost $26,024,210)		27,952,862

MANAGED INVESTMENT COMPANIES - 0.08%
Investment Companies - 0.08%
Australian Infrastructure Fund	722,285	2,374,400

TOTAL MANAGED INVESTMENT COMPANIES (Cost $2,372,336)		2,374,400

RIGHTS - 0.00%
Cubist Pharmaceuticals, Inc.(a)(b)(e)	119,343	0
Emergent Biosolutions, Inc.(a)(b)(e)	595,405	0
Fiat Industrial SpA, 6/12/2020, 1.57 EUR(a)(b)(e)	54,830	0

See Notes to Financial Statements.
6	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

			Shares	Value
RIGHTS - 0.00% (Continued)
Fiat Industrial SpA, Pre-Emption Rights, 6/12/2030, 1.57 EUR(a)(b)(e)			54,830	$ 0

TOTAL RIGHTS (Cost $173,313)				0

STAPLED TRUSTS - 0.00%(f)
Pipeline Company - 0.00% (f)
APA Group			877	5,125

TOTAL STAPLED TRUSTS (Cost $4,473)				5,125

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a)- 0.18%
Call Options Purchased - 0.02%
MetroPCS Communications, Inc.:
	01/2013	$11.00	4,975	360,687
	01/2013	12.50	4,487	134,610

TOTAL CALL OPTIONS PURCHASED (Cost $880,659)				495,297

Put Options Purchased - 0.16%
Chicago Bridge & Iron Co. N.V.:
	01/2013	38.00	2,223	150,052
	01/2013	39.00	1,031	97,945
Dollar Thrifty Automotive Group, Inc.	12/2012	75.00	3,004	0
MetroPCS Communications, Inc.:
	01/2013	10.00	897	49,335
	01/2013	11.00	33,862	3,640,165
Nexen, Inc.	01/2013	20.00	228	22,230
Priceline.com, Inc.:
	04/2013	575.00	97	221,160
	04/2013	580.00	24	57,600

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	7

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a) - 0.18% (Continued)
Put Options Purchased (Continued)
PVH Corp.	03/2013	$110.00	97	$55,775
SPDR S&P 500® ETF Trust	12/2012	139.00	2,508	304,722
Stifel Financial Corp.	04/2013	30.00	35	7,088
The Shaw Group, Inc.	01/2013	35.00	7,150	143,000
TNT Express N.V.:
	01/2013	6.80	1,194	65,220
	02/2013	7.00	1,436	112,988

TOTAL PUT OPTIONS PURCHASED (Cost $8,352,084)				4,927,280

TOTAL PURCHASED OPTIONS (Cost $9,232,743)				5,422,577

		7 Day Yield	Shares	Value
SHORT-TERM INVESTMENTS - 11.27%
Money Market Fund
State Street Institutional Liquid Reserves Fund(g)		0.185%	344,187,450	344,187,450

TOTAL SHORT-TERM INVESTMENTS (Cost $344,187,450)				344,187,450

Total Investments - 95.65% (Cost $2,892,464,174)				2,921,579,958

Other Assets in Excess of Liabilities - 4.35%				132,885,211

NET ASSETS - 100.00%				$3,054,465,169

(a)	Non-income producing security.
(b)

Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2012, the total market value of these securities was $5,172,905 representing 0.17% of net assets.

(c)	Underlying security for a written/purchased call/put option.
(d)

Security, or a portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $570,266,280, representing 18.67% of net assets.

(e)	Security considered illiquid. On November 30, 2012, the total market value of these securities was $4,376,267, representing 0.14% of net assets.
(f)	Less than 0.005% of Net Assets.
(g)	Rate shown is the 7-day effective yield as of November 30, 2012.

See Notes to Financial Statements.
8	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

Securities determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
05/17/2012	Charter Hall Office REIT	$0	$451,159	0.01%
12/12/2011	Cubist Pharmaceuticals, Inc.	0	0	0.00
10/17/2011	Del Monte Foods Co.	0	1,542,146	0.05
05/16/2012	Delphi Financial Group, Inc., Class A	0	2,382,962	0.08
08/13/2010- 09/02/2010	Emergent Biosolutions, Inc.	173,313	0	0.00
05/30/2012	Fiat Industrial SpA, 06/12/2020, 1.57 EUR	0	0	0.00
05/30/2012	Fiat Industrial SpA, Pre-Emption Rights, 06/12/2030, 1.57 EUR	0	0	0.00

			$4,376,267	0.14%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS
Banks
Columbia Banking System, Inc.	(313,210)	$(5,406,005)
FirstMerit Corp.	(396,955)	(5,589,126)
M&T Bank Corp.	(738,892)	(72,211,915)

		(83,207,046)

Chemicals
PolyOne Corp.	(462,104)	(9,306,775)

Diversified Financial Services
Stifel Financial Corp.	(20,051)	(609,951)

Electric
NRG Energy, Inc.	(4,143,383)	(87,425,381)

Healthcare - Services
Aetna, Inc.	(953,813)	(41,195,184)

Insurance
Validus Holdings Ltd.	(97,642)	(3,462,385)

Mining
B2Gold Corp.	(2,106,598)	(7,337,624)
Osisko Mining Corp.	(96,758)	(788,987)

		(8,126,611)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	9

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS (Continued)
Miscellaneous Manufacturing
Eaton Corp.	(1,925,339)	$(100,425,682)

Oil & Gas
Exxon Mobil Canada Ltd.	(1,710,835)	(6,716,924)

Real Estate Investment Trusts
Realty Income Corp.	(15,375)	(625,455)

Retail
PVH Corp.	(77,917)	(8,928,509)

Semiconductors
ASML Holding N.V., New York Registered Shares	(122,073)	(7,638,090)

Telecommunications
Softbank Corp.	(1,876,714)	(70,346,895)

TOTAL COMMON STOCKS
(Proceeds $399,768,930)		(428,014,888)

EXCHANGE TRADED FUNDS
Equity Fund
Nomura TOPIX Exchange Traded Fund	(70,223)	(676,376)
SPDR S&P 500® ETF Trust	(261,690)	(37,175,682)

		(37,852,058)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $38,888,458)		(37,852,058)

STAPLED TRUSTS
Pipeline Company
APA Group	(877)	(5,125)

TOTAL STAPLED TRUSTS
(Proceeds $4,487)		(5,125)

TOTAL SECURITIES SOLD SHORT
(Proceeds $438,661,875)		$(465,872,071)

See Notes to Financial Statements.
10	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Aetna, Inc.	12/2012	$41.00	(489)	$(117,849)
Ceradyne, Inc.	12/2012	35.00	(2,193)	(0)
Dollar Thrifty Automotive Group, Inc.:
	12/2012	75.00	(293)	(366,250)
	12/2012	77.50	(12)	(12,000)
	01/2013	80.00	(441)	(330,750)
	01/2013	82.50	(828)	(414,000)
	01/2013	85.00	(1,040)	(260,000)
FirstMerit Corp.	12/2012	15.00	(2,112)	(5,280)
Medicis Pharmaceutical Corp., Class A	12/2012	44.00	(2,344)	(11,720)
MetroPCS Communications, Inc.:
	12/2012	12.00	(2,332)	(34,980)
	01/2013	14.00	(9,691)	(121,137)
	01/2013	15.00	(9,273)	(46,365)
Nexen, Inc.	12/2012	25.00	(908)	(133,930)
Priceline.com, Inc.:
	04/2013	670.00	(97)	(506,340)
	04/2013	680.00	(24)	(114,240)
PVH Corp.	03/2013	120.00	(97)	(50,440)
Robbins & Myers, Inc.	01/2013	60.00	(1,051)	(15,765)
Sprint Nextel Corp.	01/2013	6.00	(590)	(2,950)
Stifel Financial Corp.	04/2013	35.00	(35)	(2,187)
Teavana Holdings, Inc.	12/2012	15.00	(5,350)	(173,875)
The PEP Boys - Manny Moe & Jack	12/2012	10.00	(1,409)	(102,153)
The Shaw Group, Inc.:
	01/2013	43.00	(5,142)	(1,388,340)
	01/2013	44.00	(182)	(32,305)
TNT Express N.V.:
	01/2013	7.80	(1,194)	(72,208)
	02/2013	8.00	(1,436)	(109,253)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $3,700,509)				(4,424,317)

Written Put Options
Dollar Thrifty Automotive Group, Inc.:
	01/2013	65.00	(1,767)	(0)
	01/2013	67.50	(453)	(0)
FirstMerit Corp.	12/2012	15.00	(1,808)	(180,800)
MetroPCS Communications, Inc.:
	12/2012	10.00	(12,602)	(315,050)
	01/2013	9.00	(900)	(18,000)
SPDR S&P 500® ETF Trust	12/2012	130.00	(2,508)	(45,144)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	11

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Put Options (Continued)
Sprint Nextel Corp.	01/2013	$5.50	(1,269)	$(6,979)
Teavana Holdings, Inc.	12/2012	15.00	(5,472)	(424,080)
The Shaw Group, Inc.	01/2013	27.00	(209)	(3,658)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $1,191,197)				(993,711)

TOTAL WRITTEN OPTIONS
(Premiums received $4,891,706)				$(5,418,028)

See Notes to Financial Statements.
12	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
Goldman, Sachs & Co.	Aegis Group Plc	LIBOR-BBA-plus 45 bps	07/17/2013	$13,924,600	$71,469
Goldman, Sachs & Co.	Yancoal Australia Ltd. Rights	LIBOR-BBA-plus 50 bps	07/10/2013- 07/30/2013	8,257,817	173,485
UBS	Australian Infrastructure Fund	1Month-LIBOR-plus 45 bps	Monthly Reset	2,425,073	16,086
UBS	CFAO	LIBOR-BBA-plus 35 bps	08/28/2013- 10/22/2013	114,471,067	106,939
UBS	Nexen, Inc.	LIBOR-BBA-plus 50 bps	Monthly Reset	22,571,757	926,021
UBS	Progress Energy Resources Corp.	LIBOR-BBA-plus 50 bps	Monthly Reset	8,910,889	883,323
UBS	Sundance Resources Ltd.	1Month-LIBOR-plus 45 bps	Monthly Reset	5,722,444	233,856
UBS	Yancoal Australia Ltd. Rights	1Month-LIBOR-plus 45 bps	Monthly Reset	37,150,676	464,383

				$213,434,323	$2,875,562

Counterparty	Reference Obligation	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation
UBS	Aegis Group Plc	LIBOR-BBA-plus 35 bps	07/12/2013- 11/07/2013	$119,248,908	$(202,632)
UBS	Flinders Mines Ltd.	1Month-LIBOR-plus 45 bps	Monthly Reset	6,657,857	(1,028,952)
UBS	Viterra, Inc.	LIBOR-BBA-plus 50 bps	Monthly Reset	54,877,404	(514,550)
UBS	Yancoal Australia Ltd.	1Month-LIBOR-plus 45 bps	Monthly Reset	12,012,784	(2,237,676)

				$192,796,953	$(3,983,810)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	13

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
EUR	138,876,197	Sale	12/14/2012	1,072,904	$2,312
EUR	86,020,000	Purchase	12/14/2012	9,712,375	11,498
JPY	4,327,989,200	Sale	12/14/2012	19,269,555	104,021
JPY	3,099,000,000	Purchase	12/14/2012	42,199,667	169,789
MYR	73,766,355	Sale	12/14/2012	66,878,764	447,058
MYR	920,000	Purchase	12/14/2012	15,297,301	62,777
NZD	17,402,000	Sale	12/14/2012	47,906,556	372,431
NZD	17,402,000	Purchase	12/14/2012	59,490,767	280,861
SGD	45,393,000	Sale	12/14/2012	126,249,129	1,379,076
SGD	807,000	Purchase	12/14/2012	38,942,399	1,625,988
TWD	322,300	Sale	12/14/2012	30,702,274	1,845,048
TWD	322,300	Purchase	12/14/2012	523,722,541	10,300,241

					$16,601,100

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	107,488,613	Sale	12/14/2012	362,455,097	$(5,484,621)
AUD	41,040,000	Purchase	12/14/2012	201,337,258	(1,934,938)
BRL	71,967,500	Sale	12/14/2012	4,344,497	(11,027)
BRL	71,967,500	Purchase	12/14/2012	14,331,565	(110,652)
CAD	709,491,316	Sale	12/14/2012	32,572,101	(175,561)
CAD	130,590,000	Purchase	12/14/2012	38,804,123	(116,757)
EUR	58,170,000	Sale	12/14/2012	4,533,374	(11,907)
EUR	23,306,000	Purchase	12/14/2012	7,271,560	(8,064)

					$(7,853,527)

See Notes to Financial Statements.
14	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

Country	% of Net Assets
Canada	22.74%
Netherlands	3.07%
Japan	2.81%
Australia	2.69%
Mexico	1.63%
Singapore	1.20%
Malaysia	0.79%
Germany	0.56%
Belgium	0.52%
Bermuda	0.20%
Israel	0.08%
France	0.04%
Italy	0.00%	(a)
United States	59.32%
Net Cash and Other Financial Instruments	4.35%

	100.00%

(a)	Less than 0.005%.

Abbreviations:

AG - Aktiengesellschaft ( in Germany, corporation limited by shares)

AUD - Australian Dollar

BBA - British Bankers Association

Bhd - Berhad (in Malaysia, a form of a public company)

bps - Basis Points

BRL - Brazilian Real

CAD - Canadian Dollar

ETF - Exchange Traded Fund

EUR - Euro

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

Ltd. - Limited

MYR - Malaysian Ringgit

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

NZD - New Zealand Dollar

Plc - Public Limited Liability

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SpA - Societa per Azione

SGD - Singapore Dollar

SPDR - Standard & Poor’s Depositary Receipt

TWD - Taiwan Dollar

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	15

The Arbitrage Fund
November 30, 2012 (Unaudited)

The following is a summary of the inputs used as of November 30, 2012, in valuing the Arbitrage Fund’s investments carried at value:

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$–	$–	$796,638	$796,638
Apparel	30,744,909	–	–	30,744,909
Banks	25,476,149	–	–	25,476,149
Beverages	86,307,736	–	–	86,307,736
Biotechnology	15,940,686	–	–	15,940,686
Chemicals	12,970,528	–	–	12,970,528
Coal	7,576,274	–	–	7,576,274
Diversified Financial Services	7,515,292	–	–	7,515,292
Electric	95,050,589	–	–	95,050,589
Electronics	9,307,513	–	–	9,307,513
Engineering & Construction	156,779,918	–	–	156,779,918
Food	42,566,668	–	1,542,146	44,108,814
Healthcare - Products	2,423,060	–	–	2,423,060
Healthcare - Services	279,231,987	–	–	279,231,987
Insurance	20,070,178	–	2,382,962	22,453,140
Internet	65,900,164	–	–	65,900,164
Iron & Steel	54,682,329	–	–	54,682,329
Leisure Time	21,784	–	–	21,784
Machinery - Diversified	97,509,371	–	–	97,509,371
Media	147,315,267	–	–	147,315,267
Mining	17,225,916	–	–	17,225,916
Miscellaneous Manufacturing	–	197,714,114	–	197,714,114
Oil & Gas	388,996,266	–	–	388,996,266
Pharmaceuticals	180,954,479	–	–	180,954,479
Real Estate Investment Trusts	624,988	–	451,159	1,076,147
Retail	82,414,200	1,068,607	–	83,482,807
Savings & Loans	70,873,410	–	–	70,873,410
Semiconductors	4,416,359	–	–	4,416,359
Software	104,107,356	–	–	104,107,356

See Notes to Financial Statements.
16	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund
November 30, 2012 (Unaudited)

Investments in Securities at Value (Continued)

	Level 1	Level 2	Level 3	Total
Telecommunications	$97,170,098	$–	$–	$97,170,098
Transportation	233,508,444	–	–	233,508,444

Exchange Traded Funds	27,952,862	–	–	27,952,862
Managed Investment Companies	2,374,400	–	–	2,374,400
Rights	–	–	0	0
Stapled Trusts	5,125	–	–	5,125
Purchased Options	5,422,577	–	–	5,422,577
Short-Term Investments	344,187,450	–	–	344,187,450

TOTAL	$2,717,624,332	$198,782,721	$5,172,905	$2,921,579,958

Other Financial Instruments*
Assets
Forward Foreign Currency Exchange Contracts	$–	$16,601,100	$–	$16,601,100
Equity Swaps	2,768,623	106,939	–	2,875,562
Liabilities
Common Stocks**	(421,297,964)	(6,716,924)	–	(428,014,888)
Exchange Traded Funds	(37,852,058)	–	–	(37,852,058)
Stapled Trusts	(5,125)	–	–	(5,125)
Written Options	(4,035,028)	(1,383,000)	–	(5,418,028)
Forward Foreign Currency Exchange Contracts	–	(7,853,527)	–	(7,853,527)
Equity Swaps	(3,983,810)	–	–	(3,983,810)

Total	$(464,405,362)	$754,588	$–	$(463,650,774)

* Other financial instruments are instruments not reflected in the Portfolio of Investments, such as written options, short sales, equity swaps and forward foreign currency exchange contracts.

** Refer to Portfolio of Investments for sector information.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	17

The Arbitrage Fund
November 30, 2012 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the six months ended November 30, 2012:

Investments in Securities	Balance as of May 31, 2012	Realized gain/ (loss)	Change in unrealized appreciation	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of November 30, 2012	Net change in unrealized appreciation attributable to Level 3 investments still held at November 30, 2012
Common Stocks	$5,084,774	$–	$88,131	$–	$–	$5,172,905	$88,131
Rights	0	–	–	–	–	0	–

TOTAL	$5,084,774	$–	$88,131	$–	$–	$5,172,905	$88,131

See Notes to Financial Statements.
18	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio Information
November 30, 2012 (Unaudited)

Performance (annualized returns as of November 30, 2012)

	One Year	Since Inception*
Arbitrage Event-Driven Fund, Class R	-0.11	2.16
Arbitrage Event-Driven Fund, Class I	0.21	2.42
Arbitrage Event-Driven Fund, Class C	–	-0.61
HFRI Event Driven Index	6.24	3.59
Barclays Capital U.S. Aggregate Bond Index	5.51	4.98

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 30 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

*Class R and Class I inception: 10/1/10; Class C inception: 7/1/12.

The Total Annual Fund Operating Expenses for Class R, Class I, and Class C are 2.67%, 2.42%, and 3.42%, respectively. The Advisor has agreed to waive fees in excess of 1.69%, 1.44% and 2.44% for Class R, Class I and Class C, respectively, until at least August 31, 2015.

The HFRI Event Driven Index is an index of companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2012	19

The Arbitrage Event-Driven Fund	Portfolio Information (continued)
November 30, 2012 (Unaudited)

Growth of $10,000 Investment

Sector Weighting (as a percentage of total investments)

The following chart shows the sector weightings of the Arbitrage Event-Driven Fund’s investments in common stock, time deposits, purchased options, written options, forward contracts, warrants, Swaps, corporate bonds and exchange traded funds along with other investment categories as of the report date, as a percentage of assets under management. The industry classifications presented below are for investments in common stock.

20	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 61.28%
Aerospace & Defense - 0.02%
Allied Defense Group, Inc.(a)(b)	5,000	$10,000

Agriculture - 0.52%
GrainCorp Ltd., Class A	17,515	217,516

Auto Parts & Equipment - 1.04%
Autoneum Holding AG(a)	8,994	436,743

Banks - 1.54%
Citizens Republic Bancorp, Inc.(a)(c)	8,396	157,593
Comerica, Inc.(d)	4,400	130,196
Pacific Capital Bancorp(a)	3,069	141,113
The Savannah Bancorp, Inc.(a)	22,483	217,410

		646,312

Beverages - 2.25%
Fraser and Neave Ltd.	64,331	496,475
Grupo Modelo SAB de CV, Series C	49,889	446,953

		943,428

Biotechnology - 0.85%
Devgen(a)	9,665	200,487
InterMune, Inc.(a)	16,849	154,337

		354,824

Chemicals - 0.15%
Spartech Corp.(a)	6,941	61,636

Coal - 1.20%
Alpha Natural Resources, Inc.(a)	7,729	57,813
Walter Energy, Inc.	3,354	101,291
Whitehaven Coal Ltd.	110,776	343,350

		502,454

Commercial Services - 0.09%
LML Payment Systems, Inc.(a)	11,247	38,240

Diversified Financial Services - 0.12%
Osaka Securities Exchange Co. Ltd.	13	51,095

Engineering & Construction - 2.66%
Chicago Bridge & Iron Co. N.V.(d)	3,825	155,410

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	21

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 61.28% (Continued)
Engineering & Construction - 2.66% (Continued)
The Shaw Group, Inc.(a)(c)(d)	21,336	$958,626

		1,114,036

Food - 1.53%
Del Monte Foods Co.(a)(b)(e)	12,304	4,060
Ralcorp Holdings, Inc.(a)	7,136	636,103

		640,163

Healthcare - Products - 0.39%
BioMimetic Therapeutics, Inc.(a)	21,424	163,037

Healthcare - Services - 4.80%
AMERIGROUP Corp.(a)(c)	13,822	1,269,136
Coventry Health Care, Inc.	841	36,735
Sunrise Senior Living, Inc.(a)(c)	49,058	708,398

		2,014,269

Insurance - 1.08%
Delphi Financial Group, Inc., Class A(a)(b)(e)	15,804	10,352
Genworth Financial, Inc., Class A(a)(c)	36,716	218,460
SeaBright Holdings, Inc.	20,203	223,243

		452,055

Internet - 2.19%
eAccess Ltd.	1,246	918,988

Iron & Steel - 1.35%
BC Iron Ltd.	20,991	62,871
Sundance Resources Ltd.(a)	1,237,792	503,787

		566,658

Machinery - Diversified - 1.65%
The Manitowoc Co., Inc.(d)	3,900	58,500
Robbins & Myers, Inc.(d)	10,651	632,670

		691,170

Media - 2.18%
Astral Media, Inc., Class A	19,837	913,618

Mining - 2.20%
CGA Mining Ltd.(a)	164,430	412,172
Denison Mines Corp.(a)	51,336	56,848
Nevada Copper Corp.(a)	6,725	23,153

See Notes to Financial Statements.
22	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 61.28% (Continued)
Mining - 2.20% (Continued)
Paladin Energy Ltd.(a)	152,911	$138,833
Stillwater Mining Co.(a)(d)	25,428	291,913

		922,919

Miscellaneous Manufacturing - 2.78%
Cooper Industries Plc(c)	14,678	1,167,835

Oil & Gas - 9.20%
Celtic Exploration Ltd.(a)	40,191	1,057,221
Ithaca Energy, Inc.(a)	51,046	106,887
Nexen, Inc.(c)(d)	57,145	1,392,052
Progress Energy Resources Corp.	56,438	1,146,543
TORC Oil & Gas Ltd.	65,779	156,278

		3,858,981

Oil & Gas Services - 1.20%
ShawCor Ltd., Class A(d)	6,110	282,265
Superior Energy Services, Inc.(a)(c)(d)	10,801	219,368

		501,633

Pharmaceuticals - 3.79%
Medicis Pharmaceutical Corp., Class A(c)(d)	33,550	1,451,037
Pronova BioPharma ASA	61,674	136,099

		1,587,136

Real Estate Investment Trusts - 0.00% (f)
Charter Hall Office REIT(a)(b)(e)	78,651	1,428

Retail - 2.84%
The Brick Ltd.	118,317	637,234
The PEP Boys - Manny Moe & Jack(c)(d)	11,329	119,747
Teavana Holdings, Inc.(a)(c)(d)	29,412	433,827

		1,190,808

Savings & Loans - 0.62%
Hudson City Bancorp, Inc.	32,417	261,281

Semiconductors - 0.15%
MIPS Technologies, Inc.(a)	8,239	62,122

Software - 2.21%
JDA Software Group, Inc.(a)(c)	16,667	744,349
Pervasive Software, Inc.(a)	14,739	129,703

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	23

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 61.28% (Continued)
Software - 2.21% (Continued)
Redflex Holdings Ltd.	32,957	$51,075

		925,127

Telecommunications - 2.35%
MetroPCS Communications, Inc.(a)(d)	59,264	631,162
Sprint Nextel Corp.(a)(d)	61,959	355,025

		986,187

Transportation - 8.33%
Dockwise Ltd.(a)	14,470	324,813
TNT Express N.V.(d)	62,249	607,181
Viterra, Inc.	163,673	2,562,154

		3,494,148

TOTAL COMMON STOCKS (Cost $25,776,748)		25,695,847

EXCHANGE TRADED FUNDS - 3.83%
Equity Fund - 3.83%
SPDR S&P 500® ETF Trust(d)	11,298	1,604,994

TOTAL EXCHANGE TRADED FUNDS (Cost $1,535,867)		1,604,994

MANAGED INVESTMENT COMPANIES - 0.80%
Investment Companies - 0.80%
Australian Infrastructure Fund	102,541	337,088

TOTAL MANAGED INVESTMENT COMPANIES (Cost $317,522)		337,088

CONVERTIBLE PREFERRED STOCKS - 1.16%
Home Furnishings - 1.16%
Sealy Corp., PIK, 8.000%	6,553	484,594

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $486,686)		484,594

PREFERRED STOCKS - 4.10%
Banks - 1.44%
Citizens Funding Trust I, 7.500%	1,213	35,723
GMAC Capital Trust I, 8.125%(g)	12,067	314,345

See Notes to Financial Statements.
24	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 4.10% (Continued)
Banks - 1.44% (Continued)
JP Morgan Chase Capital XI, 5.875%	9,991	$253,572

		603,640

Financial Services - 2.32%
Citigroup Capital IX, 6.000%	10,617	265,531
Citigroup Capital VIII, 6.950%	7,984	203,273
FelCor Lodging Trust, Inc., 8.000%	14,053	342,893
Merrill Lynch Preferred Capital Trust III, 7.000%	6,335	159,705

		971,402

Real Estate Investment Trusts - 0.34%
Strategic Hotels & Resorts, Inc.:
8.250%	4,270	107,689
8.500%	1,472	36,962

		144,651

TOTAL PREFERRED STOCKS (Cost $1,742,574)		1,719,693

RIGHTS - 0.00%
Cubist Pharmaceuticals, Inc.(a)(b)(e)	34,500	0
Emergent Biosolutions, Inc.(a)(b)(e)	546	0

TOTAL RIGHTS (Cost $162)		0

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	25

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 24.60%
Capital One Capital VI	05/15/2040	8.875%	$310,000	$311,257
Chesapeake Energy Corp.	03/15/2019	6.775%	562,000	563,405
Clearwire Communications LLC / Clearwire Finance, Inc.(h)	12/01/2015	12.000%	266,000	279,300
Coleman Cable, Inc.	02/15/2018	9.000%	300,000	319,875
Cricket Communications, Inc.	10/15/2020	7.750%	250,000	259,375
Fifth Third Capital Trust IV(g)	04/15/2037	6.500%	122,000	122,305
Intelsat Luxembourg SA, PIK	02/04/2017	11.500%	264,000	280,170
KGHM International Ltd.(h)	06/15/2019	7.750%	337,000	346,268
Marina District Finance Co., Inc.	08/15/2018	9.875%	245,000	233,362
Merge Healthcare, Inc.	05/01/2015	11.750%	767,000	816,855
Nortel Networks Ltd.(i)	07/15/2016	10.750%	169,000	190,759
NOVA Chemicals Corp.	11/01/2019	8.625%	385,000	438,900
NXP BV / NXP Funding LLC(h)	08/01/2018	9.750%	143,000	165,522
Offshore Group Investment Ltd.	08/01/2015	11.500%	141,000	155,100
Offshore Group Investment Ltd.(h)	11/01/2019	7.500%	261,000	262,305
Patheon, Inc.(h)	04/15/2017	8.625%	428,000	464,410
Peninsula Gaming LLC / Peninsula Gaming Corp.	08/15/2017	10.750%	230,000	258,463
Petrohawk Energy Corp.	08/15/2018	7.250%	796,000	906,042
Regions Financing Trust II(g)	05/15/2047	6.625%	268,000	267,616
Salem Communications Corp.	12/15/2016	9.625%	205,000	227,038
Sealy Mattress Co.	06/15/2014	8.250%	830,000	833,121
Ship Finance International Ltd.	12/15/2013	8.500%	455,000	456,706
Speedway Motorsports, Inc.	06/01/2016	8.750%	172,000	184,040
The Bon-Ton Department Stores, Inc.	03/15/2014	10.250%	522,000	517,432
The Reader’s Digest Association, Inc.(g)	02/15/2017	9.500%	274,000	115,080
West Corp.	10/15/2016	11.000%	645,000	674,025
Western Refining, Inc.(h)	06/15/2017	11.250%	198,000	217,305
WideOpenWest Finance LLC / WideOpenWest Capital Corp.(h)	10/15/2019	13.375%	241,000	253,653
Yellow Media, Inc.	02/02/2015	7.300%	304,000	196,628

TOTAL CORPORATE BONDS (Cost $10,428,888)				10,316,317

See Notes to Financial Statements.
26	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 7.30%
Health Care REIT, Inc.	12/01/2029	3.000%	$291,000	$347,927
Medicis Pharmaceutical Corp.	06/01/2017	1.375%	502,000	542,787
Nortel Networks Corp.(i)	04/15/2014	2.125%	169,000	169,845
PetroBakken Energy Ltd.(j)	02/08/2016	3.125%	400,000	395,400
Rambus, Inc.	06/15/2014	5.000%	320,000	320,400
Sunrise Senior Living, Inc.	04/01/2041	5.000%	231,000	328,309
Symantec Corp.	06/15/2013	1.000%	456,000	495,615
United States Steel Corp.	05/15/2014	4.000%	440,000	458,425

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,009,611)				3,058,708

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a)- 0.68%
Call Options Purchased - 0.22%
Best Buy Co., Inc.	01/2013	$15.00	412	38,316
MetroPCS Communications, Inc.:
	01/2013	11.00	66	4,785
	01/2013	12.50	58	1,740
Research In Motion Ltd.	12/2012	10.00	52	9,750
Vulcan Materials Co.	01/2013	48.00	69	39,675

TOTAL CALL OPTIONS PURCHASED (Cost $75,456)				94,266

Put Options Purchased - 0.46%
Best Buy Co., Inc.:
	01/2013	10.00	70	3,395
	01/2013	16.00	275	102,437
Cameco Corp.	12/2012	19.00	17	1,700
Chicago Bridge & Iron Co.N.V.:
	01/2013	38.00	9	608
	01/2013	39.00	11	1,045
Dollar Thrifty Automotive Group, Inc.	12/2012	75.00	34	0
MetroPCS Communications, Inc.:
	01/2013	10.00	11	605
	01/2013	11.00	438	47,085
Nexen, Inc.	01/2013	20.00	2	195
ShawCor Ltd., Class A:
	12/2012	42.00	33	266
	12/2012	44.00	27	747

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	27

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a)- 0.68% (Continued)
Put Options Purchased (Continued)
SPDR S&P 500® ETF Trust	12/2012	$139.00	244	$29,646
The Shaw Group, Inc.	01/2013	35.00	44	880
TNT Express N.V.:
	01/2013	6.80	15	819
	02/2013	7.00	17	1,338

TOTAL PUT OPTIONS PURCHASED
(Cost $220,259)				190,766

TOTAL PURCHASED OPTIONS
(Cost $295,715)				285,032

	7 Day Yield	Shares	Value
SHORT-TERM INVESTMENTS - 2.82%
Time Deposits
Euro Time Deposit	0.010%	1,183,845	1,183,845

TOTAL SHORT-TERM INVESTMENTS
(Cost $ 1,183,845)			1,183,845

Total Investments - 106.57%
(Cost $ 44,777,618)			44,686,118

Liabilities in Excess of Other Assets - (6.57%)			(2,756,817)

NET ASSETS - 100.00%			$41,929,301

(a)	Non-income producing security.
(b)	Security fair valued using methods determined in good faith by the Pricing Committee. As of November 30, 2012, the total market value of these securities was $25,840 representing 0.06% of net assets.
(c)

Security, or a portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $6,440,501, representing 15.36% of net assets.

(d)	Underlying security for a written/purchased call/put option.
(e)	Security considered illiquid. On November 30, 2012, the total market value of these securities was $15,840, representing 0.04% of net assets.
(f)	Less than 0.005% of Net Assets.
(g)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at November 30, 2012.

See Notes to Financial Statements.
28	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2012, these securities had a total value of $1,988,763 or 4.74% of net assets.

(i)	Security in default on interest payments.
(j)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of November 30, 2012, the aggregate market value of those securities was $395,400, representing 0.94% of net assets.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	29

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

Securities determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	%of Net Assets
05/17/2012	Charter Hall Office REIT	$0	$1,428	0.00%(a)
12/12/2011	Cubist Pharmaceuticals, Inc.	0	0	0.00
05/16/2012	Delphi Financial Group, Inc. Class A	0	10,352	0.03
10/17/2011	Del Monte Foods Co.	0	4,060	0.01
10/04/2010-10/22/2010	Emergent Biosolutions, Inc.	162	0	0.00

			$15,840	0.04%

(a)	Less than 0.005% of the Net Assets.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS
Banks
FirstMerit Corp.	(4,299)	$(60,530)
M&T Bank Corp.	(2,724)	(266,216)
SCBT Financial Corp.	(5,628)	(218,085)

		(544,831)

Chemicals
PolyOne Corp.	(2,198)	(44,268)

Computers
Research In Motion Ltd.	(2,600)	(30,160)

Healthcare - Products
Wright Medical Group, Inc.	(5,317)	(112,295)

Internet
Symantec Corp.	(9,789)	(183,642)

Iron & Steel
United States Steel Corp.	(4,822)	(103,962)

Mining
B2Gold Corp.	(121,678)	(423,824)
Nevada Copper Corp.	(6,725)	(23,154)

		(446,978)

Miscellaneous Manufacturing
Eaton Corp.	(11,372)	(593,164)

See Notes to Financial Statements.
30	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas
Exxon Mobil Canada Ltd.	(15,548)	$(61,043)

Oil & Gas Services
Calfrac Well Services Ltd.	(1,672)	(39,050)
Halliburton Co.	(1,330)	(44,356)
Trican Well Service Ltd.	(5,834)	(72,121)

		(155,527)

Real Estate Investment Trusts
Health Care REIT, Inc.	(3,826)	(225,313)

Retail
Best Buy Co., Inc.	(13,750)	(180,262)

Telecommunications
Softbank Corp.	(26,179)	(981,296)

TOTAL COMMON STOCKS (Proceeds $3,493,089)		(3,662,741)

EXCHANGE TRADED FUNDS
Equity Fund
iShares® S&P®/TSX Capped Energy Index Fund	(9,339)	(146,758)
Nomura TOPIX Exchange Traded Fund	(1,040)	(10,017)
SPDR S&P 500® ETF Trust	(13,411)	(1,905,166)

		(2,061,941)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,119,608)		(2,061,941)

TOTAL SECURITIES SOLD SHORT (Proceeds $5,612,697)		$(5,724,682)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Aetna, Inc.	12/2012	$41.00	(3)	$(723)
Best Buy Co., Inc.:
	12/2012	14. 00	(70)	(4,585)
	01/2013	18. 00	(275)	(8,387)
	01/2013	20. 00	(100)	(950)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	31

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
Comerica, Inc.	12/2012	$30.00	(44)	$(1,386)
Dollar Thrifty Automotive Group, Inc.:
	12/2012	75.00	(4)	(5,000)
	01/2013	80.00	(5)	(3,750)
	01/2013	82.50	(8)	(4,000)
	01/2013	85.00	(11)	(2,750)
FirstMerit Corp.	12/2012	15.00	(27)	(67)
Martin Marietta Materials, Inc.:
	12/2012	85.00	(18)	(10,620)
	12/2012	90.00	(18)	(3,915)
Medicis Pharmaceutical Corp., Class A	12/2012	44.00	(14)	(70)
MetroPCS Communications, Inc.:
	12/2012	12.00	(31)	(465)
	01/2013	14.00	(126)	(1,575)
	01/2013	15.00	(118)	(590)
Nexen, Inc.	12/2012	25.00	(9)	(1,327)
Robbins & Myers, Inc.	01/2013	60.00	(6)	(90)
ShawCor Ltd., Class A	12/2012	48.00	(2)	(38)
Sprint Nextel Corp.	01/2013	6.00	(7)	(35)
Stillwater Mining Co.:
	12/2012	11.00	(129)	(9,030)
	12/2012	12.00	(125)	(2,813)
Superior Energy Services, Inc.	12/2012	20.00	(10)	(825)
Teavana Holdings, Inc.	12/2012	15.00	(263)	(8,548)
The Manitowoc Co., Inc.	12/2012	14.00	(39)	(4,680)
The PEP Boys - Manny Moe & Jack	12/2012	10.00	(16)	(1,160)
The Shaw Group, Inc.:
	01/2013	43.00	(34)	(9,180)
	01/2013	44.00	(1)	(178)
TNT Express N.V.:
	01/2013	7.80	(15)	(907)
	02/2013	8.00	(17)	(1,294)
Vulcan Materials Co.:
	12/2012	49.00	(8)	(3,440)
	12/2012	50.00	(9)	(3,150)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $78,670)				(95,528)

See Notes to Financial Statements.
32	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Put Options
Best Buy Co., Inc.:
	01/2013	$14.00	(275)	$(63,250)
	01/2013	15.00	(275)	(82,225)
Dollar Thrifty Automotive Group, Inc.:
	01/2013	65.00	(21)	(0)
	01/2013	67.50	(5)	(0)
FirstMerit Corp.	12/2012	15.00	(22)	(2,200)
MetroPCS Communications, Inc.:
	12/2012	10.00	(165)	(4,125)
	01/2013	9.00	(11)	(220)
SPDR S&P 500® ETF Trust	12/2012	130.00	(244)	(4,392)
Sprint Nextel Corp.	01/2013	5.50	(16)	(88)
Superior Energy Services, Inc.	12/2012	20.00	(5)	(250)
Teavana Holdings, Inc.	12/2012	15.00	(234)	(18,135)
The Shaw Group, Inc.	01/2013	27.00	(1)	(17)

TOTAL WRITTEN PUT OPTIONS (Premiums received $ 95,233)				(174,902)

TOTAL WRITTEN OPTIONS (Premiums received $ 173,903)				$(270,430)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	33

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation

Goldman, Sachs & Co.	Yancoal Australia Ltd. Rights	LIBOR-BBA- plus 50 bps	07/10/2013- 07/29/2013	$81,448	$1,711
UBS	CFAO	LIBOR-BBA- plus 35 bps	09/30/2013- 11/25/2013	418,936	391
UBS	Glencore International Plc	LIBOR-BBA- plus 35 bps	Monthly Reset	25,980	1,465
UBS	Sundance Resources Ltd.	1Month-LIBOR- plus 45 bps	Monthly Reset	78,969	3,329
UBS	Yancoal Australia Ltd. Rights	1Month-LIBOR- plus 45 bps	Monthly Reset	299,570	3,745

				$904,903	$10,641

Counterparty	Reference Obligation	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation

UBS	Aegis Group Plc	LIBOR-BBA- plus 35 bps	08/19/2013- 12/12/2013	$681,795	$(1,158)
UBS	Flinders Mines Ltd.	1Month-LIBOR- plus 45 bps	Monthly Reset	131,227	(20,541)
UBS	Xstrata Plc	LIBOR-BBA- minus 40 bps	Monthly Reset	(25,195)	(1,742)
UBS	Yancoal Australia Ltd.	1Month-LIBOR- plus 45 bps	Monthly Reset	104,242	(19,418)

				$892,069	$(42,859)

See Notes to Financial Statements.
34	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
EUR	708,000	Sale	12/14/2012	235,483	$378
EUR	204,000	Purchase	12/14/2012	131,199	420
JPY	2,670,000	Sale	12/14/2012	163,632	2,531
JPY	809,000	Purchase	12/14/2012	890,547	6,265
NOK	1,000,000	Sale	12/14/2012	12,133	548
NOK	25,000	Purchase	12/14/2012	35,519	586
SGD	8,053,750	Sale	12/14/2012	4,758,783	87,666
SGD	375,000	Purchase	12/14/2012	428,368	6,819

					$105,213

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	6,120,500	Sale	12/14/2012	6,538,062	$(50,965)
AUD	5,023,250	Purchase	12/14/2012	492,631	(12,934)
BRL	160,000	Sale	12/14/2012	161,024	(194)
BRL	20,000	Purchase	12/14/2012	20,128	(188)
CAD	3,784,000	Sale	12/14/2012	100,322	(1,255)
CAD	1,258,000	Purchase	12/14/2012	642,733	(3,274)
CHF	1,107,500	Sale	12/14/2012	79,945	(407)
CHF	194,000	Purchase	12/14/2012	194,384	(481)
EUR	273,000	Sale	12/14/2012	54,229	(16)
EUR	27,000	Purchase	12/14/2012	25,988	(19)

					$(69,733)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	35

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

Country	% of Net Assets
Canada	25.22%
Australia	4.93%
Japan	2.31%
Netherlands	2.22%
Bermuda	1.86%
Singapore	1.18%
Mexico	1.07%
Switzerland	1.04%
Cayman Islands	1.00%
Luxembourg	0.67%
Belgium	0.48%
Norway	0.32%
United States	64.27%
Net Cash and Other Financial Instruments	-6.57%

100.00%

Abbreviations:

AG - Aktiengesellschaft ( in Germany, corporation limited by shares)

ASA - Allmennaksjeselskap is the Norwegion term for a public limited company

AUD - Australian Dollar

BBA - British Bankers Association

bps - Basis Points

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

ETF - Exchange Traded Fund

EUR - Euro

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

NOK - Norwegian Krone

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PIK - Payment - in - kind

Plc - Public Limited Liability

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law.

This translates literally in all languages mentioned as anonymous company.

SGD - Singapore Dollar

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.
36	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund
November 30, 2012 (Unaudited)

The following is a summary of the inputs used as of November 30, 2012, in valuing the Arbitrage Event-Driven Fund’s investments carried at value:

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$–	$–	$10,000	$10,000
Agriculture	217,516	–	–	217,516
Auto Parts & Equipment	436,743	–	–	436,743
Banks	646,312	–	–	646,312
Beverages	943,428	–	–	943,428
Biotechnology	354,824	–	–	354,824
Chemicals	61,636	–	–	61,636
Coal	502,454	–	–	502,454
Commercial Services	38,240	–	–	38,240
Diversified Financial Services	51,095	–	–	51,095
Engineering & Construction	1,114,036	–	–	1,114,036
Food	636,103	–	4,060	640,163
Healthcare - Products	163,037	–	–	163,037
Healthcare - Services	2,014,269	–	–	2,014,269
Insurance	441,703	–	10,352	452,055
Internet	918,988	–	–	918,988
Iron & Steel	566,658	–	–	566,658
Machinery - Diversified	691,170	–	–	691,170
Media	913,618	–	–	913,618
Mining	922,919	–	–	922,919
Miscellaneous Manufacturing	–	1,167,835	–	1,167,835
Oil & Gas	3,858,981	–	–	3,858,981
Oil & Gas Services	501,633	–	–	501,633
Pharmaceuticals	1,587,136	–	–	1,587,136
Real Estate Investment Trusts	–	–	1,428	1,428
Retail	1,190,808	–	–	1,190,808
Savings & Loans	261,281	–	–	261,281
Semiconductors	62,122	–	–	62,122
Software	925,127	–	–	925,127
Telecommunications	986,187	–	–	986,187
Transportation	3,494,148	–	–	3,494,148
Exchange Traded Funds	1,604,994	–	–	1,604,994
Managed Investment Companies	337,088	–	–	337,088

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	37

The Arbitrage Event-Driven Fund
November 30, 2012 (Unaudited)

Investments in Securities at Value (Continued)
	Level 1	Level 2	Level 3	Total

Convertible Preferred Stocks	$–	$484,594	$–	$484,594
Preferred Stocks	1,719,693	–	–	1,719,693
Rights	–	–	0	0
Corporate Bonds	–	10,316,317	–	10,316,317
Convertible Corporate Bonds	–	3,058,708	–	3,058,708
Purchased Options	285,032	–	–	285,032
Short-Term Investments	1,183,845	–	–	1,183,845

TOTAL	$29,632,824	$15,027,454	$25,840	$44,686,118

Other Financial Instruments*

Assets
Forward Foreign Currency Exchange Contracts	$–	$105,213	$–	$105,213
Equity Swaps	10,250	391	–	10,641
Liabilities
Common Stocks**	(3,601,698)	(61,043)	–	(3,662,741)
Exchange Traded Funds	(2,061,941)	–	–	(2,061,941)
Written Options	(254,930)	(15,500)	–	(270,430)
Forward Foreign Currency Exchange Contracts	–	(69,733)	–	(69,733)
Equity Swaps	(42,859)	–	–	(42,859)

Total	$(5,951,178)	$(40,672)	$–	$(5,991,850)

* Other financial instruments are instruments not reflected in the Portfolio of Investments, such as written options, short sales, equity swaps and forward foreign currency exchange contracts.

** Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the six months ended November 30, 2012:

Investments in Securities	Balance as of May 31, 2012	Realized gain/ (loss)	Change in unrealized appreciation	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of November 30, 2012	Net change in unrealized appreciation attributable to Level 3 investments still held at November 30, 2012

Common Stocks	$25,561	$–	$279	$–	$–	$25,840	$279
Rights	0	–	–	–	–	0	–

TOTAL	$25,561	$–	$279	$–	$–	$25,840	$279

See Notes to Financial Statements.
38	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Portfolio Information
November 30, 2012 (Unaudited)

Performance (annualized returns as of November 30,  2012)

Since Inception*
Arbitrage Credit Opportunities Fund, Class R	0.15%
Arbitrage Credit Opportunities Fund, Class I	0.14%
Arbitrage Credit Opportunities Fund, Class C	0.10%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 60 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

*Class R and Class I inception: 10/1/10; Class C inception: 7/1/12.

The Total Annual Fund Operating Expenses for Class R, Class I and Class C are 1.81%, 1.56% and 2.56%, respectively. The Advisor has agreed to waive fees in excess of 1.50%, 1.25% and 2.25% for Class R, Class I and Class C, respectively, until at least August 31, 2015.

Semi-Annual Report | November 30, 2012	39

The Arbitrage Credit Opportunities Fund	Portfolio Information (continued)
November 30, 2012 (Unaudited)

Sector Weighting (as a percentage of total investments)

The following chart shows the sector weightings of the Arbitrage Event-Driven Fund’s investments in common stock, time deposits, purchased options, written options, forward contracts, warrants, Swaps, corporate bonds and exchange traded funds along with other investment categories as of the report date, as a percentage of assets under management. The industry classifications presented below are for investments in common stock.

40	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Portfolio of Investments
November 30, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 2.09%
Home Furnishings - 2.09%
Sealy Corp., PIK, 8.000%(a)	1,300	$ 96,135

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $96,889)		96,135

PREFERRED STOCKS - 0.85%
Banks - 0.85%
GMAC Capital Trust I, 8.125%(a)(b)	1,500	39,075

TOTAL PREFERRED STOCKS (Cost $37,840)		39,075

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 20.48%
Chesapeake Energy Corp.	03/15/2019	6.775%	$61,000	61,152
Clearwire Communications LLC / Clearwire Finance, Inc.(c)	12/01/2015	12.000%	32,000	33,600
Coleman Cable, Inc.	02/15/2018	9.000%	60,000	63,975
Intelsat Luxembourg SA, PIK	02/04/2017	11.500%	50,000	53,063
Merge Healthcare, Inc.	05/01/2015	11.750%	104,000	110,760
NOVA Chemicals Corp.	11/01/2019	8.625%	55,000	62,700
Offshore Group Investment Ltd.(c)	11/01/2019	7.500%	50,000	50,250
Patheon, Inc.(c)	04/15/2017	8.625%	88,000	95,486
Sealy Mattress Co.(a)	06/15/2014	8.250%	102,000	102,384
The Bon-Ton Department Stores, Inc.	03/15/2014	10.250%	100,000	99,125
West Corp.(a)	10/15/2016	11.000%	200,000	209,000

TOTAL CORPORATE BONDS (Cost $ 941,451)				941,495

CONVERTIBLE CORPORATE BONDS - 4.41%
Health Care REIT, Inc.	12/01/2029	3.000%	50,000	59,781
Medicis Pharmaceutical Corp.	06/01/2017	1.375%	82,000	88,662
United States Steel Corp.	05/15/2014	4.000%	52,000	54,178

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $ 203,012)				202,621

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	41

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2012 (Unaudited)

Total Investments - 27.83% (Cost $1,279,192)	$1,279,326

Other Assets in Excess of Liabilities - 72.17%	3,317,392

NET ASSETS - 100.00%	$4,596,718

(a)

Security, or a portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $424,409, representing 9.23% of net assets.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at November 30, 2012.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2012, these securities had a total value of $179,336 or 3.90% of net assets.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS
Iron & Steel
United States Steel Corp.	(570)	$(12,289)

Real Estate Investment Trusts
Health Care REIT, Inc.	(659)	(38,809)

TOTAL COMMON STOCKS (Proceeds $ 51,907)		(51,098)

TOTAL SECURITIES SOLD SHORT (Proceeds $ 51,907)		$(51,098)

See Notes to Financial Statements.
42	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund
November 30, 2012 (Unaudited)

Country	% of Net Assets
Canada	3.44%
Luxembourg	1.16%
Cayman Islands	1.09%
United States	22.14%
Net Cash and Other Financial Instruments	72.17%

100.00%

Abbreviations:

LLC - Limited Liability Company

Ltd. - Limited

PIK - Payment-in-kind

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

The following is a summary of the inputs used as of November 30, 2012, in valuing the Arbitrage Credit Opportunities Fund’s investments carried at value:

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$–	$96,135	$–	$96,135
Preferred Stocks	39,075	–	–	39,075
Corporate Bonds	–	941,495	–	941,495
Convertible Corporate Bonds	–	202,621	–	202,621

TOTAL	$39,075	$1,240,251	$–	$1,279,326

Other Financial Instruments*

Liabilities
Common Stocks**	$(51,098)	$–	$–	$(51,098)

Total	$(51,098)	$–	$–	$(51,098)

* Other financial instruments are instruments not reflected in the Portfolio of Investments,  such as short sales.

** Refer to Portfolio of Investments for sector information.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	43

The Arbitrage Fund	Statement of Assets and Liabilities
November 30, 2012 (Unaudited)

ASSETS
Investments at cost	$2,892,464,174

Investments at value (Note 2)	$2,921,579,958
Cash	60,797,873
Cash denominated in foreign currency (Cost $1,851,244)	2,394,926
Deposits with brokers for securities sold short (Note 2)	244,816,405
Deposits with brokers for swaps (Note 2)	293,109,798
Receivable for investment securities sold	80,935,203
Receivable for capital shares sold	5,496,468
Receivable for swap contract payments	324,209
Unrealized appreciation on forward foreign currency exchange contracts (Note 7)	16,601,100
Unrealized appreciation on equity swap contracts	2,875,562
Dividends and interest receivable	3,987,449
Prepaid expenses and other assets	194,434

Total Assets	3,633,113,385

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $438,661,875)	465,872,071
Written options, at value (Notes 2) (premiums received $4,891,706)	5,418,028
Payable to custodian	66,010
Payable for investment securities purchased	85,080,889
Unrealized depreciation on forward foreign currency exchange contracts (Note 7)	7,853,527
Unrealized depreciation on equity swap contracts	3,983,810
Payable for capital shares redeemed	4,403,855
Payable to Advisor (Note 5)	2,590,830
Dividends payable on securities sold short (Note 2)	2,629,105
Payable to Distributor (Note 5)	211,863
Payable to Administrator (Note 5)	173,359
Interest expense payable	199,796
Payable to Trustees	52,433
Payable to Chief Compliance Officer (Note 5)	58,543
Payable to Principal Financial Officer (Note 5)	848
Other accrued expenses and liabilities	53,249

Total Liabilities	578,648,216

NET ASSETS	$3,054,465,169

NET ASSETS CONSIST OF:
Paid-in capital	$3,084,019,183
Accumulated net investment loss	(20,378,259)
Accumulated net realized loss on investments, equity swap contracts, securities sold short, written option contracts and foreign currencies	(18,825,109)
Net unrealized appreciation on investments, equity swap contracts, securities sold short, written option contracts and translation of assets and liabilities denominated in foreign currencies	9,649,354

NET ASSETS	$3,054,465,169

See Notes to Financial Statements.
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The Arbitrage Fund	Statement of Assets and Liabilities
November 30, 2012 (Unaudited)

PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$1,010,043,744
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	79,786,184
Net asset value and offering price per share(a)	$12.66
CLASS I SHARES:
Net assets applicable to Class I shares	$2,039,371,419
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	157,933,508
Net asset value and offering price per share(a)	$12.91
CLASS C SHARES:
Net assets applicable to Class C shares	$5,050,006
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	400,186
Net asset value and offering price per share(a)	$12.62

(a)	Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	45

The Arbitrage Event-Driven Fund	Statement of Assets and Liabilities
November 30, 2012 (Unaudited)

ASSETS
Investments at cost	$44,777,618

Investments at value (Note 2)	$44,686,118
Cash	97,439
Cash denominated in foreign currency (Cost $292,975)	297,396
Deposits with brokers for securities sold short (Note 2)	2,669,827
Deposits with brokers for swaps (Note 2)	1,646,464
Receivable for investment securities sold	1,054,438
Receivable for capital shares sold	117,710
Unrealized appreciation on forward foreign currency exchange contracts (Note 7)	105,213
Unrealized appreciation on equity swap contracts	10,641
Dividends and interest receivable	312,499
Prepaid expenses and other assets	37,507

Total Assets	51,035,252

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $5,612,697)	5,724,682
Written options, at value (Notes 2) (premiums received $173,903)	270,430
Payable to custodian	5,354
Payable for investment securities purchased	2,857,532
Payable for swap contract payments	3,388
Unrealized depreciation on forward foreign currency exchange contracts (Note 7)	69,733
Unrealized depreciation on equity swap contracts	42,859
Payable for capital shares redeemed	64,719
Payable to Advisor (Note 5)	27,607
Dividends payable on securities sold short (Note 2)	12,383
Payable to Distributor (Note 5)	1,535
Payable to Administrator (Note 5)	5,349
Interest expense payable	2,582
Payable to Trustees	1,015
Payable to Chief Compliance Officer (Note 5)	63
Payable to Principal Financial Officer (Note 5)	14
Other accrued expenses and liabilities	16,706

Total Liabilities	9,105,951

NET ASSETS	$41,929,301

NET ASSETS CONSIST OF:
Paid-in capital	$42,950,739
Undistributed net investment income	417,815
Accumulated net realized loss on investments, equity swap contracts, securities sold short, written option contracts and foreign currencies	(1,141,801)
Net unrealized depreciation on investments, equity swap contracts, securities sold short, written option contracts and translation of assets and liabilities denominated in foreign currencies	(297,452)

NET ASSETS	$41,929,301

See Notes to Financial Statements.
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The Arbitrage Event-Driven Fund	Statement of Assets and Liabilities
November 30, 2012 (Unaudited)

PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$6,884,357
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	707,212
Net asset value and offering price per share(a)	$9.73
CLASS I SHARES:
Net assets applicable to Class I shares	$34,921,208
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,569,912
Net asset value and offering price per share(a)	$9.78
CLASS C SHARES:
Net assets applicable to Class C shares	$123,736
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,713
Net asset value and offering price per share(a)	$9.73

(a)	Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	47

The Arbitrage Credit Opportunities Fund
Statement of Assets and Liabilities	November 30, 2012 (Unaudited)

ASSETS
Investments at cost	$1,279,192

Investments at value (Note 2)	$1,279,326
Cash	3,285,428
Deposits with brokers for securities sold short (Note 2)	52,223
Receivable for investment securities sold	1,061
Dividends and interest receivable	19,198
Prepaid expenses	35,795
Receivable due from advisor	12,150

Total Assets	4,685,181

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $51,907)	51,098
Payable to custodian	8,276
Payable for investment securities purchased	15,951
Dividends payable on securities sold short (Note 2)	25
Payable to Distributor (Note 5)	284
Payable to Administrator (Note 5)	7,124
Interest expense payable	26
Audit and legal fees payable	4,473
Payable to Trustees	128
Payable to Chief Compliance Officer (Note 5)	177
Payable to Principal Financial Officer (Note 5)	4
Other accrued expenses and liabilities	897

Total Liabilities	88,463

NET ASSETS	$4,596,718

NET ASSETS CONSIST OF:
Paid-in capital	$4,593,450
Undistributed net investment income	5,899
Accumulated net realized loss on investments and securities sold short	(3,574)
Net unrealized appreciation on investments and securities sold short	943

NET ASSETS	$4,596,718

See Notes to Financial Statements.
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The Arbitrage Credit Opportunities Fund
Statement of Assets and Liabilities	November 30, 2012 (Unaudited)

PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$1,288,924
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	128,823
Net asset value and offering price per share(a)	$10.01
CLASS I SHARES:
Net assets applicable to Class I shares	$3,282,681
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	328,060
Net asset value and offering price per share(a)	$10.01
CLASS C SHARES:
Net assets applicable to Class C shares	$25,113
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,510
Net asset value and offering price per share(a)	$10.01

(a)	Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	49

The Arbitrage Fund	Statement of Operations
For the Six Months Ended November 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$8,523,139
Foreign taxes withheld	(224,632)
Interest income	34,467

Total Income	8,332,974

EXPENSES
Investment advisory fees (Note 5)	16,343,784
Distribution and service fees (Note 5)
Class R	1,293,201
Class C	15,112
Administrative fees (Note 5)	304,358
Chief Compliance Officer fees (Note 5)	174,204
Trustees’ fees	123,947
Dividend expense	6,713,514
Interest rebate expense	1,505,926
Transfer agent fees (Note 5)	1,190,288
Custodian and bank service fees	161,205
Registration and filing fees	111,162
Printing of shareholder reports	121,784
Professional fees	60,527
Line of credit interest expense (Note 4)	121,522
Insurance expense	34,169
Principal Financial Officer fees (Note 5)	4,965
Other expenses	11,446

Total Expenses	28,291,114
NET INVESTMENT LOSS	(19,958,140)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	4,550,632
Equity swap contracts	(24,639,088)
Securities sold short	(18,397,447)
Written option contracts	9,182,607
Foreign currency transactions (Note 7)	(20,955,124)
Net change in unrealized appreciation (depreciation) on:
Investments	76,069,525
Equity swap contracts	15,543,425
Securities sold short	(37,838,188)
Written option contracts	(2,648,041)
Foreign currency transactions (Note 7)	(14,248,300)

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES
(13,379,999)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(33,338,139)

See Notes to Financial Statements.
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The Arbitrage Event-Driven Fund	Statement of Operations
For the Six Months Ended November 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$237,766
Foreign taxes withheld	(1,450)
Interest income	405,110

Total Income	641,426

EXPENSES
Investment advisory fees (Note 5)	229,187
Distribution and service fees (Note 5)
Class R	10,515
Class C	529
Administrative fees (Note 5)	10,282
Chief Compliance Officer fees (Note 5)	1,401
Trustees’ fees	1,882
Dividend expense	58,388
Interest rebate expense	23,101
Transfer agent fees (Note 5)	18,884
Custodian and bank service fees	23,933
Registration and filing fees	29,674
Printing of shareholder reports	2,110
Professional fees	12,792
Line of credit interest expense (Note 4)	7,541
Insurance expense	295
Principal Financial Officer fees (Note 5)	62
Other expenses	3,381

Total Expenses	433,957
Fees waived by the Advisor, Class R (Note 5)	(15,473)
Fees waived by the Advisor, Class I (Note 5)	(54,187)
Fees waived by the Advisor, Class C (Note 5)	(202)

Net Expenses	364,095

NET INVESTMENT INCOME	277,331

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	(919,387)
Equity swap contracts	(290,669)
Securities sold short	44,290
Written option contracts	305,683
Foreign currency transactions (Note 7)	(136,220)
Net change in unrealized appreciation (depreciation) on:
Investments	1,064,812
Equity swap contracts	139,178
Securities sold short	(328,955)
Written option contracts	(135,272)
Foreign currency transactions (Note 7)	(182,007)

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES
(438,547)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(161,216)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	51

The Arbitrage Credit Opportunities Fund	Statement of Operations
For the Period Ended November 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$762
Interest income	15,316

Total Income	16,078

EXPENSES
Investment advisory fees (Note 5)	7,287
Distribution and service fees (Note 5)
Class R	500
Class C	41
Administrative fees (Note 5)	2,372
Chief Compliance Officer fees (Note 5)	177
Trustees’ fees	145
Dividend expense	498
Interest rebate expense	31
Transfer agent fees (Note 5)	5,300
Custodian and bank service fees	8,276
Registration and filing fees	338
Printing of shareholder reports	194
Professional fees	4,473
Insurance expense	61
Offering costs	12,586
Principal Financial Officer fees (Note 5)	5
Other expenses	621

Total Expenses	42,905
Fees waived by the Advisor, Class R (Note 5)	(9,000)
Fees waived by the Advisor, Class I (Note 5)	(23,541)
Fees waived by the Advisor, Class C (Note 5)	(185)

Net Expenses	10,179

NET INVESTMENT INCOME	5,899

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	(3,732)
Securities sold short	158
Net change in unrealized appreciation on:
Investments	134
Securities sold short	809

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES
(2,631)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,268

See Notes to Financial Statements.
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The Arbitrage Fund	Statement of Changes in Net Assets

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012

FROM OPERATIONS:
Net investment loss	$(19,958,140)	$(17,331,886)
Net realized gains (losses) from:
Investments and equity swap contracts	(20,088,456)	118,918,981
Securities sold short	(18,397,447)	(16,315,889)
Written option contracts	9,182,607	36,741,453
Foreign currency transactions	(20,955,124)	(32,265,222)
Net change in unrealized appreciation (depreciation) on:
Investments and equity swap contracts	91,612,950	(108,642,391)
Securities sold short	(37,838,188)	25,718,371
Written option contracts	(2,648,041)	3,634,869
Foreign currency transactions	(14,248,300)	44,995,129

Net increase/(decrease) in net assets resulting from operations	(33,338,139)	55,453,415

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET REALIZED GAINS
Distributions from net realized gains, Class R	–	(23,687,810)
Distributions from net realized gains, Class I	–	(33,819,578)

Decrease in net assets from distributions to shareholders	–	(57,507,388)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6):
CLASS R
Proceeds from shares sold	211,450,176	660,474,386
Shares issued in reinvestment of distributions	–	23,114,090
Proceeds from redemption fees collected (Note 2)	15,743	28,121
Payments for shares redeemed	(193,047,882)	(546,985,289)

Net increase in net assets from Class R share transactions	18,418,037	136,631,308

CLASS I
Proceeds from shares sold	459,847,895	1,198,168,361
Shares issued in reinvestment of distributions	–	20,982,182
Proceeds from redemption fees collected (Note 2)	12,991	22,731
Payments for shares redeemed	(483,769,455)	(479,260,004)

Net increase/(decrease) in net assets from Class I share transactions	(23,908,569)	739,913,270

CLASS C
Proceeds from shares sold	5,210,853	–
Payments for shares redeemed	(93,206)	–

Net increase in net assets from Class C share transactions	5,117,647	–

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(33,711,024)	874,490,605

NET ASSETS:
Beginning of year	3,088,176,193	2,213,685,588

End of period *	$3,054,465,169	$3,088,176,193

*Including accumulated net investment (loss) of :	$(20,378,259)	$(420,119)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	53

The Arbitrage Event-Driven Fund	Statement of Changes in Net Assets

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012

FROM OPERATIONS:
Net investment income	$277,331	$274,727
Net realized gains (losses) from:
Investments and equity swap contracts	(1,210,056)	374,940
Securities sold short	44,290	(162,733)
Written option contracts	305,683	888,291
Foreign currency transactions	(136,220)	(256,018)
Net change in unrealized appreciation on:
Investments and equity swap contracts	1,203,990	(1,450,906)
Securities sold short	(328,955)	271,537
Written option contracts	(135,272)	52,194
Foreign currency transactions	(182,007)	362,251

Net increase/(decrease) in net assets resulting from operations	(161,216)	354,283

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R	–	(115,815)
Distributions from net investment income, Class I	–	(206,028)
NET REALIZED GAINS
Distributions from net realized gains, Class R	–	(371,036)
Distributions from net realized gains, Class I	–	(655,595)

Decrease in net assets from distributions to shareholders	–	(1,348,474)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6):
CLASS R
Proceeds from shares sold	1,671,365	8,825,434
Shares issued in reinvestment of distributions	–	457,817
Proceeds from redemption fees collected (Note 2)	1,077	811
Payments for shares redeemed	(3,708,965)	(4,806,739)

Net increase/(decrease) in net assets from Class R share transactions	(2,036,523)	4,477,323

CLASS I
Proceeds from shares sold	20,135,491	15,439,192
Shares issued in reinvestment of distributions	–	810,048
Proceeds from redemption fees collected (Note 2)	10,425	182
Payments for shares redeemed	(6,508,312)	(5,935,647)

Net increase in net assets from Class I share transactions	13,637,604	10,313,775

CLASS C
Proceeds from shares sold	124,478	–

Net increase in net assets from Class C share transactions	124,478	–

TOTAL INCREASE IN NET ASSETS	11,564,343	13,796,907

NET ASSETS:
Beginning of period	30,364,958	16,568,051

End of period *	$41,929,301	$30,364,958

*Including undistributed net investment income of :	$417,815	$140,484

See Notes to Financial Statements.
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The Arbitrage Credit Opportunities Fund
Statement of Changes in Net Assets

Period Ended November 30, 2012(a) (Unaudited)

FROM OPERATIONS:
Net investment income	$5,899
Net realized gains (losses) from:
Investments and equity swap contracts	(3,732)
Securities sold short	158
Net change in unrealized appreciation on:
Investments and equity swap contracts	134
Securities sold short	809

Net increase in net assets resulting from operations	3,268

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6):
CLASS R
Proceeds from shares sold	1,288,213

Net increase in net assets from Class R share transactions	1,288,213

CLASS I
Proceeds from shares sold	3,280,100

Net increase in net assets from Class I share transactions	3,280,100

CLASS C
Proceeds from shares sold	25,137

Net increase in net assets from Class C share transactions	25,137

TOTAL INCREASE IN NET ASSETS	4,596,718

NET ASSETS:
Beginning of period	–
End of period *	$4,596,718

*Including undistributed net investment income of :	$5,899

(a)	Commenced operations on October 1, 2012.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2012	55

The Arbitrage Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment loss(a)
Net realized and unrealized gains (losses) on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment loss

Portfolio turnover rate

(a)	Per share amounts were calculated using average shares for the year.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)

Dividend expense totaled 0.42% (annualized), 0.58%, 0.51%, 0.88%, 0.74% and 0.48%, respectively, of average net assets for the six months ended November 31, 2012 and the years ended May 31, 2012, 2011, 2010, 2009 and 2008, respectively.

(g)

Interest rebate expense and line of credit interest expense totaled 0.10% (annualized), 0.20%, 0.13%, 0.29% and 0.58%, respectively, of average net assets for the six months ended November 31, 2012 and the years ended May 31, 2012, 2011, 2010 and 2009, respectively.

See Notes to Financial Statements.
56	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2008
$12.80	$12.77	$12.50	$12.43	$12.79	$12.91

(0.09)	(0.11)	(0.12)	(0.14)	(0.16)	(0.03)
(0.05)	0.44	0.66	0.52	0.30	0.78

(0.14)	0.33	0.54	0.38	0.14	0.75

–	–	–	(0.05)	–	–
–	(0.30)	(0.27)	(0.26)	(0.52)	(0.87)

–	(0.30)	(0.27)	(0.31)	(0.52)	(0.87)

0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.02	0.00(b)

$12.66	$12.80	$12.77	$12.50	$12.43	$12.79

(1.09%)(d)	2.54%	4.37%	3.08%	1.64%	5.97%

$1,010,044	$1,003,646	$866,885	$759,235	$219,338	$112,092

1.95%(e)	2.23%	2.16%	2.80%	3.28%	2.44%
1.43%(e)	1.45%	1.52%	1.63%	1.95%	1.96%
1.43%(e)	1.44%	1.52%	1.63%	1.95%	1.90%
(1.46)%(e)	(0.83)%	(0.93)%	(1.12)%	(1.34)%	(0.25)%

212%(d)	563%	389%	371%	709%	712%

Semi-Annual Report | November 30, 2012	57

The Arbitrage Fund – Class I
Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment income (loss)(a)
Net realized and unrealized gains (losses) on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions

Proceeds from redemption fees collected

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment income (loss)

Portfolio turnover rate

(a)	Per share amounts were calculated using average shares for the year.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)

Dividend expense totaled 0.42% (annualized), 0.58%, 0.51%, 0.88%, 0.74% and 0.48%, respectively, of average net assets for the six months ended November 30, 2012 and the years ended May 31, 2012, 2011, 2010, 2009 and 2008, respectively.

(g)

Interest rebate expense and line of credit interest expense totaled 0.10% (annualized), 0.20%, 0.13%, 0.29% and 0.58%, respectively, of average net assets for the six months ended November 30, 2012 and the years ended May 31, 2012, 2011, 2010 and 2009, respectively.

See Notes to Financial Statements.
58	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009	Year Ended May 31, 2008
$13.04	$12.98	$12.68	$12.60	$12.95	$13.03

(0.08)	(0.07)	(0.08)	(0.11)	(0.11)	0.01
(0.05)	0.43	0.67	0.52	0.28	0.78
(0.13)	0.36	0.59	0.41	0.17	0.79

–	–	(0.02)	(0.07)	–	–
–	(0.30)	(0.27)	(0.26)	(0.52)	(0.87)
–	(0.30)	(0.29)	(0.33)	(0.52)	(0.87)
0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)

$12.91	$13.04	$12.98	$12.68	$12.60	$12.95

(1.00%)(d)	2.74%	4.74%	3.28%	1.69%	6.23%

$2,039,371	$2,084,530	$1,346,801	$582,460	$108,780	$81,832

1.70%(e)	1.98%	1.91%	2.55%	3.03%	2.20%
1.18%(e)	1.20%	1.27%	1.38%	1.70%	1.72%
1.18%(e)	1.20%	1.27%	1.38%	1.70%	1.65%
(1.15)%(e)	(0.56)%	(0.62)%	(0.85)%	(0.87)%	0.11%

212%(d)	563%	389%	371%	709%	712%

Semi-Annual Report | November 30, 2012	59

The Arbitrage Fund – Class C	Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period Presented:

Six Months Ended November 30, 2012(a) (Unaudited)
Net asset value, beginning of period	$12.80
Income (loss) from investment operations
Net investment loss(b)	(0.33)
Net realized and unrealized gains on investments and foreign currencies	0.15

Total from investment operations	(0.18)

Less distributions
From net realized gains	–

Total distributions	–

Proceeds from redemption fees collected	–

Net asset value, end of period	$12.62

Total return(c)	(1.41%)(d)

Net assets, end of period (in 000s)	$5,050

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense	2.71%(e)
Expenses excluding interest and dividend expense(f)(g)	2.18%(e)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)	2.18%(e)
Net investment loss	(5.29)%(e)
Portfolio turnover rate	212%(d)

(a)	Commenced operations on June 1, 2012.
(b)	Per share amounts were calculated using average shares for the year.
(c)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.42% (annualized) of average net assets for the six months ended November 30, 2012.
(g)	Interest rebate expense and line of credit interest expense totaled 0.10% (annualized) of average net assets for the six months ended November 30, 2012.

See Notes to Financial Statements.
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The Arbitrage Event-Driven Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment income (loss)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income (loss)

Portfolio turnover rate

(a)	Commenced operations on October 1, 2010.
(b)	Per share amounts were calculated using average shares for the year.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)

Dividend expense totaled 0.32% (annualized), 0.27% and 0.28% (annualized), respectively, of average net assets for the six months ended November 30, 2012, the year ended May 31, 2012 and the period ended May 31, 2011, respectively.

(h)

Interest rebate expense and line of credit interest expense totaled 0.17% (annualized), 0.21% and 0.21% (annualized) of average net assets for the six months ended November 30, 2012, the year ended May 31, 2012 and the period ended May 31, 2011, respectively.

See Notes to Financial Statements.
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Financial Highlights

Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Period Ended May 31, 2011(a)

$9.79	$10.23	$10.00

0.08	0.10	(0.02)
(0.14)	0.09	0.36

(0.06)	0.19	0.34

–	(0.15)	(0.01)
–	(0.48)	(0.10)

–	(0.63)	(0.11)

0.00(c)	0.00(c)	0.00(c)

$9.73	$9.79	$10.23

(0.61%)(e)	1.88%	3.43%(e)

$6,884	$8,976	$4,867

2.54%(f)	2.67%	4.33%(f)
2.06%(f)	2.19%	3.84%(f)
1.69%(f)	1.69%	1.69%(f)
1.61%(f)	1.02%	(0.26)%(f)

154%(e)	490%	298%(e)

Semi-Annual Report | November 30, 2012	63

The Arbitrage Event-Driven Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment income(b)
Net realized and unrealized gains (losses) on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income

Portfolio turnover rate

(a)	Commenced operations on October 1, 2010.
(b)	Per share amounts were calculated using average shares for the year.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)

Dividend expense totaled 0.32% (annualized), 0.27% and 0.28% (annualized), respectively, of average net assets for the six months ended November 30, 2012, the year ended May 31, 2012 and the period ended May 31, 2011, respectively.

(h)

Interest rebate expense and line of credit interest expense totaled 0.17% (annualized), 0.21% and 0.21% (annualized) of average net assets for the six months ended November 30, 2012, the year ended May 31, 2012 and the period ended May 31, 2011, respectively.

See Notes to Financial Statements.
64	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Period Ended May 31, 2011(a)

$9.82	$10.24	$10.00

0.07	0.12	0.01
(0.11)	0.09	0.35

(0.04)	0.21	0.36

–	(0.15)	(0.02)
–	(0.48)	(0.10)

–	(0.63)	(0.12)

0.00(c)	0.00(c)	0.00(c)

$9.78	$9.82	$10.24

(0.41%)(e)	2.09%	3.57%(e)

$34,921	$21,389	$11,701

2.31%(f)	2.42%	4.73%(f)
1.82%(f)	1.94%	4.24%(f)
1.44%(f)	1.44%	1.44%(f)
1.49%(f)	1.25%	0.12%(f)

154%(e)	490%	298%(e)

Semi-Annual Report | November 30, 2012	65

The Arbitrage Event-Driven Fund – Class C	Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period Presented:

Six Months Ended November 30, 2012(a) (Unaudited)

Net asset value, beginning of period	$9.79
Income (loss) from investment operations
Net investment income(b)	0.03
Net realized and unrealized losses on investments and foreign currencies	(0.09)

Total from investment operations	(0.06)

Less distributions
From net realized gains	–

Total distributions	–

Proceeds from redemption fees collected	–

Net asset value, end of period	$9.73

Total return(c)	(0.61%)(d)

Net assets, end of period (in 000s)	$124

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense	3.29%(e)
Expenses excluding interest and dividend expense(f)(g)	2.81%(e)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)	2.44%(e)
Net investment income	0.71%(e)

Portfolio turnover rate	154%(d)

(a)	Commenced operations on June 1, 2012.
(b)	Per share amounts were calculated using average shares for the year.
(c)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.32% (annualized) of average net assets for the six months ended November 30, 2012.
(g)	Interest rebate expense and line of credit interest expense totaled 0.17% (annualized) of average net assets for the six months ended November 30, 2012.

See Notes to Financial Statements.
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The Arbitrage Credit Opportunities Fund – Class R	Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period Presented:

Period Ended November 30, 2012(a) (Unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income(b)	0.01
Net realized and unrealized gains on investments and foreign currencies	0.00

Total from investment operations	0.01

Less distributions
From net realized gains	–

Total distributions	–

Proceeds from redemption fees collected	–

Net asset value, end of period	$10.01

Total return(c)	0.10%(d)

Net assets, end of period (in 000s)	$1,289

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense	6.07%(e)
Expenses excluding interest and dividend expense(f)(g)	6.00%(e)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)	1.50%(e)
Net investment income	0.67%(e)

Portfolio turnover rate	26%(d)

(a)	Commenced operations on October 1, 2012.
(b)	Per share amounts were calculated using average shares for the year.
(c)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.07% (annualized) of average net assets for the period ended November 30, 2012.
(g)	Interest rebate expense totaled less than 0.005% (annualized) of average net assets for the period ended November 30, 2012.

Semi-Annual Report | November 30, 2012	67

The Arbitrage Credit Opportunities Fund – Class I	Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period Presented:

Period Ended November 30, 2012(a) (Unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income(b)	0.01
Net realized and unrealized gains on investments and foreign currencies	0.00

Total from investment operations	0.01

Less distributions
From net realized gains	–

Total distributions	–

Proceeds from redemption fees collected	–

Net asset value, end of period	$10.01

Total return(c)	0.10%(d)

Net assets, end of period (in 000s)	$3,283

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense	5.81%(e)
Expenses excluding interest and dividend expense(f)(g)	5.74%(e)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)	1.25%(e)
Net investment income	0.87%(e)

Portfolio turnover rate	26%(d)

(a)	Commenced operations on October 1, 2012.
(b)	Per share amounts were calculated using average shares for the year.
(c)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.07% (annualized) of average net assets for the period ended November 30, 2012.
(g)	Interest rebate expense totaled less than 0.005% (annualized) of average net assets for the period ended November 30, 2012.

See Notes to Financial Statements.
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The Arbitrage Credit Opportunities Fund – Class C	Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period Presented:

Period Ended November 30, 2012(a) (Unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income(b)	(0.00)(c)
Net realized and unrealized gains on investments and foreign currencies	0.01

Total from investment operations	0.01

Less distributions
From net realized gains	–

Total distributions	–

Proceeds from redemption fees collected	–

Net asset value, end of period	$10.01

Total return(d)	0.10%(e)

Net assets, end of period (in 000s)	$25

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense	6.81%(f)
Expenses excluding interest and dividend expense(g)(h)	6.74%(f)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)	2.25%(f)
Net investment loss	(0.18)%(f)

Portfolio turnover rate	26%(e)

(a)	Commenced operations on October 1, 2012.
(b)	Per share amounts were calculated using average shares for the year.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.07% (annualized) of average net assets for the period ended November 30, 2012.
(h)	Interest rebate expense totaled less than 0.005% (annualized) of average net assets for the period ended November 30, 2012.

Semi-Annual Report | November 30, 2012	69

The Arbitrage Funds	Notes to Financial Statements
November 30, 2012 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The three series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), The Arbitrage Event-Driven Fund (the “Event-Driven Fund”) and The Arbitrage Credit Opportunities Fund (“Credit Opportunities”), each a “Fund” and collectively the “Funds”, each a diversified series, which offer three classes of shares. Class R shares, Class I shares and Class C shares of the Arbitrage Fund commenced operations on September 18, 2000, October 17, 2003 and June 1, 2012, respectively. Class R shares, Class I shares and Class C shares of the Event-Driven Fund commenced operations on October 1, 2010, October 1, 2010 and June 1, 2012. Class R shares, Class I and Class C shares of the Credit Opportunities Fund commenced operations on October 1, 2012.

The investment objective of the Arbitrage Fund seeks to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund seeks to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund seeks to provide current income and capital growth, by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations.

The Funds’ three classes of shares, Class R, Class I and Class C, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares and Class C shares are subject to an annual distribution fee of up to 0.25% and 1.00%, respectively, of each Fund’s average daily net assets attributable to Class R shares and Class C shares, respectively, whereas Class I shares are not subject to any distribution fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of investments —The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service (see Note 7). As of November 30, 2012, the Arbitrage Fund’s fair value of securities valued in accordance with the fair value procedures was $5,172,905 and represented 0.17% of net assets of the Arbitrage Fund. As of November 30, 2012, the Event-Driven Fund’s fair value of securities valued in accordance with the fair value procedures was $25,840 and represented 0.06% of net assets of the Event-Driven Fund. The Credit Fund did not have any fair valued securities as of the period ended November 30, 2012.

Fair value measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Semi-Annual Report | November 30, 2012	71

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.

For the period ended November 30, 2012, there have been no significant changes to the Funds’ fair value methodologies. Additionally, during the period ended November 30, 2012, there were no transfers between level 1 and 2 securities.

During the six months ended November 30, 2012, the Arbitrage Fund and Event - Driven Fund transferred Common Stock with a market value of $197,714,114 and $1,167,835 respectively from a Level 1 to Level 2 security due to the unavailability of a quoted price in an active market.

Share valuation and redemption fees — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of each Fund is equal to the net asset value per share, except that, shares of each class are subject to a redemption fee of 2% if redeemed within 30 days of the date of purchase. For the six months ended November 30, 2012, proceeds from redemption fees in the Arbitrage Fund were $15,743 in Class R, $12,991 in Class I and $0 in Class C. For the six months ended November 30, 2012, proceeds from redemption fees in the Event - Driven Fund were $1,077 in Class R, $10,425 in Class I and $0 in Class C. For the period ended November 30, 2012, proceeds from redemption fees in the Credit Opportunities Fund were $0 in Class R, $0 in Class I and $0 in Class C. The redemption fee is paid directly to each Fund rather than the Adviser and is allocated pro - rata to the shareholders based on net assets.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statements of Operations.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an

Semi-Annual Report | November 30, 2012	73

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A summary of put and call option contracts written in the Arbitrage Fund during the six months ended November 30, 2012, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums

Options outstanding at beginning of period	10,025	$600,083	85,292	$5,157,617
Options written	135,003	5,479,553	280,932	17,927,396
Options closed	(13,713)	(1,474,263)	(16,744)	(1,115,895)
Options exercised	(46,513)	(1,248,823)	(97,548)	(10,316,489)
Options expired	(57,814)	(2,165,353)	(203,369)	(7,952,120)

Options outstanding at end of period	26,988	$1,191,197	48,563	$3,700,509

A summary of put and call option contracts written in the Event-Driven Fund during the six months ended November 30, 2012, is as follows:

	Option Contracts Puts	Option Premiums Puts	Option Contracts Calls	Options Premiums Calls

Options outstanding at beginning of period	432	$33,371	1,231	$53,523
Options written	3,469	195,812	9,409	466,650
Options closed	(211)	(20,017)	(999)	(39,896)
Options exercised	(714)	(27,871)	(3,104)	(196,655)
Options expired	(1,702)	(86,062)	(4,975)	(204,952)

Options outstanding at end of period	1,274	$95,233	1,562	$78,670

Foreign currency exchange contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

Warrants: The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Equity swap contracts: The Funds may invest in swaps for the purpose of managing exposure to interest rate, credit or market risk. Additionally, the Funds enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Funds than if the Funds had invested directly in such securities. An equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Funds will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds’ custodian and/or counterparty’s broker. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines).

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Pursuant to the Funds’ derivative ISDA Master Agreements, the Funds are required to maintain sufficient collateral or maintain a predetermined level of net assets. Any election to early terminate could be material to the financial statements. The values of all derivative instruments with credit-risk-related contingent features that are in a net liability position at November 30, 2012 in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fair Value of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty. The fair value of derivative instruments for the Funds as of November 30, 2012, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Arbitrage Fund
Foreign currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	$16,601,100	Unrealized depreciation on forward foreign currency exchange contracts	$7,853,527
Equity Contracts (swap contracts)	Unrealized appreciation on equity swap contracts	2,875,562	Unrealized depreciation on equity swap contracts	3,983,810
Equity Contracts (rights)	Investments: At value	0
Equity Contracts (purchased option contracts)	Investments: At value	5,422,577
Equity Contracts (written option contracts)			Written options, at value	5,418,028

		$24,899,239		$17,255,365

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Event-Driven Fund
Foreign currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	$105,213	Unrealized depreciation on forward foreign currency exchange contracts	$69,733
Equity Contracts (swap contracts)	Unrealized appreciation on equity swap contracts	10,641	Unrealized depreciation on equity swap contracts	42,859
Equity Contracts (rights)	Investments: At value	0
Equity Contracts (purchased option contracts)	Investments: At value	285,032
Equity Contracts (written option contracts)			Written options, at value	270,430

		$400,886		$383,022

The effect of derivative instruments on the Funds’ Statement of Operations for the six months ended November 30, 2012, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/ (Loss) On Derivatives Recognized In Income	Changed In Unrealized Gain/ (Loss) On Derivatives Recognized In Income
Arbitrage Fund
Foreign currency contracts	Net realized gains (losses) from: Foreign currency transactions /Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$(16,461,007)	$(14,977,050)
Equity Contracts (swap contracts)	Net realized gains (losses) from: Equity swap contracts / Net change in unrealized appreciation (depreciation) on: Equity swap contracts	(24,639,088)	15,543,425
Equity Contracts Long
(rights and warrants)	Net realized gains (losses) from: Investments /Net change in unrealized appreciation (depreciation) on: Investments	334,679	(1,673,397)
Equity Contracts Short (rights and warrants)	Net realized gains (losses) from: Investments /Net change in unrealized appreciation (depreciation) on: Securities sold short	585,351	748,287

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Changed In Unrealized Gain/(Loss) On Derivatives Recognized In Income

Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments /Net change in unrealized appreciation (depreciation) on: Investments	$(7,753,628)	$(512,700)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts /Net change in unrealized appreciation (depreciation) on: Written option contracts	9,182,607	(2,648,041)

		$(38,751,086)	$(3,519,476)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Changed In Unrealized Gain/(Loss) On Derivatives Recognized In Income

Event-Driven Fund
Foreign currency contracts	Net realized gains (losses) from: Foreign currency transactions /Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$(86,351)	$(183,772)
Equity Contracts (swap contracts)	Net realized gains (losses) from: Equity swap contracts / Net change in unrealized appreciation (depreciation) on: Equity swap contracts	(290,669)	139,178
Equity Contracts Long (rights and warrants)	Net realized gains (losses) from: Investments /Net change in unrealized appreciation (depreciation) on: Investments	2,426	(12,131)
Equity Contracts Short (rights and warrants)	Net realized gains (losses) from: Investments /Net change in unrealized appreciation (depreciation) on: Securities sold short	778	8,863
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments /Net change in unrealized appreciation (depreciation) on: Investments	(717,291)	3,364
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	305,683	(135,272)

		$(785,424)	$(179,770)

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

Volume of Derivative Instruments for the Arbitrage Fund during the six months ended November 30, 2012:

Derivative Type	Unit of Measurement	Average
Equity Swap Contracts	Notional Quantity	151,469,141
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/Receive	(7,604,065,004)
Purchased Option Contracts	Contracts	29,814
Rights	Shares	824,408
Written Option Contracts	Contracts	(74,102)

Volume of Derivative Instruments for the Arbitrage Event-Driven Fund during the six months ended November 30, 2012:

Derivative Type	Unit of Measurement	Average
Equity Swap Contracts	Notional Quantity	1,771,103
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/Receive	(24,622,243)
Purchased Option Contracts	Contracts	1,451
Rights	Shares	35,458
Written Option Contracts	Contracts	(1,717)

Investment income — Interest income and interest rebate expense is accrued as earned. Dividend income and expense are recorded on the ex-dividend date, net of any non-reclaimable tax withholdings.

Dividends and distributions to shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Arbitrage Fund and Event Driven Fund. Dividends arising from net investment income, if any, are declared and paid quarterly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Credit Opportunities Fund.

Allocation between classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.

Offering costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees, have been amortized over twelve months from the inception date of the Credit Opportunities Fund. As of November 30, 2012, the offering costs remaining to be amortized are $35,691.

Federal income tax —It is the Funds’ policy to continue to comply with the special provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

3. INVESTMENT TRANSACTIONS

During the six months/period ended November 30, 2012 for the Arbitrage Fund, the Event-Driven Fund, and the Credit Opportunities Fund, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Purchases	$5,515,467,774	$67,172,168	$1,617,111
Sales and Maturities	5,470,869,805	57,807,100	332,937

4. LINE OF CREDIT

The Trust, on behalf of the Funds, entered into an agreement which enables the Funds to participate in a $300,000,000 unsecured committed revolving line of credit with State Street Bank and Trust Company (the “Custodian”). Borrowings will be made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. Interest is charged to the Funds based on their borrowings at a rate per annum of the higher of the LIBOR rate plus 1.25% and the overnight federal funds rate plus 1.25%. In addition, a commitment fee of 0.12% per annum is payable at the end of each calendar quarter. The Trust accrues, on behalf of each of the Funds, the commitment fee on the unused portion of the line of credit. Such fees are included in custodian and bank service fees on the Statements of Operations.

The Arbitrage Fund did not have outstanding borrowings at November 30, 2012. For the six months ended November 30, 2012, the Arbitrage Fund had no borrowings. Interest expense of $0 and commitment fees of $121,522 accrued under the line of credit for the Arbitrage Fund during the six months ended November 30, 2012 are included in line of credit interest expense on the Arbitrage Fund’s Statement of Operations.

The Event-Driven Fund had no outstanding borrowings at November 30, 2012. For the six months ended November 30, 2012, the Event-Driven Fund had average borrowings of $2,134,111 over a period of 90 days at a weighted average interest rate of 1.432%. Interest expense on the line of credit for the Event-Driven Fund during the six months ended November 30, 2012 is shown as line of credit interest expense on the Event-Driven Fund’s Statement of Operations.

The Credit Opportunities Fund did not have outstanding borrowings for the period ended November 30, 2012.

5. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Funds’ investments are managed by Water Island Capital, LLC (the “Adviser”) under the terms of Investment Advisory Agreements. Under the Investment Advisory Agreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

the next $75 million, 1.05% on the next $75 million and 1.00% for amounts over $500 million, based on the Arbitrage Fund’s average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Event-Fund dated September 27, 2010, the Event-Driven Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% based on the Event-Driven Fund’s average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Credit Opportunities Fund dated October 1, 2012, the Credit Opportunities Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.00% based on the Credit Opportunities Fund’s average daily net assets.

The Adviser has contractually agreed, at least until August 31, 2015, to waive its advisory fee and/or reimburse the Funds’ other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of the Funds’ average daily net assets attributable to each share class as shown in the table below:

	Arbitrage Fund	Event-Drive Fund	Credit Opportunities Fund
Class R	1.69%	1.69%	1.50%
Class I	1.44%	1.44%	1.25%
Class C	2.44%	2.44%	2.25%

The Adviser is permitted to recapture fees waived and expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation of each class, provided, however, that the Adviser shall only be entitled to recapture such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed. The Adviser can recapture any fees it has waived within the three-year period subject to the applicable annual rate of; 1.69% for Class R shares, 1.44% for Class I shares and 2.44% for Class C shares for Event-Driven Fund and 1.50% for Class R shares, 1.25% for Class I shares and 2.25% for Class C shares for Credit Opportunities Fund, respectively.

As of November 30, 2012, the balances of future recapture for each Fund were as follows:

	Expiring May 31, 2015	Expiring May 31,2016	Total
Event-Driven Fund
Class R	$15,473	$–	$15,473
Class I	$54,187	$–	$54,187
Class C	$202	$–	$202
Credit Opportunities Fund
Class R	N/A	N/A	N/A
Class I	N/A	N/A	N/A
Class C	N/A	N/A	N/A

There were no amounts recaptured during the period ended November 30, 2012 for the Funds.

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

Certain officers of the Trust are also officers of the Adviser. The Vice President of the Trust also serves as Chief Compliance Officer (“CCO”) of the Trust and of the Adviser. The Funds pay the Adviser 50% of the CCO’s salary for providing CCO services.

Administration Agreement

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) serves as the Trust’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement (“Administration Agreement”) with the Trust. As compensation for its services to the Trust, ALPS receives an annual administration fee based on the annual minimum fee of $370,000. The Administrator is also reimbursed by the Trust for certain out-of-pocket expenses. Certain officers of the Trust are also officers of the Administrator.

Distribution Agreement

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributors. The Distributor acts as an agent for the Funds and the distributor of their shares.

The Funds have adopted, with respect to its Class R and Class C shares, a plan of distribution pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds’ Class R shares and Class C shares and for services provided to shareholders. The Plan is a “reimbursement” plan. This means that a Fund’s Class R shares and Class C shares only pay a particular 12b-1 fee to the extent that the Adviser, the Distributor or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others. Under the distribution plan, a Fund may pay compensation to any broker-dealer with whom the Distributor or the Funds has entered into a contract to distribute Class R shares or Class C shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% for Class R shares and 0.75% for Class C shares, respectively, annually of the average daily net assets allocable to a Fund’s Class R shares and Class C shares, respectively. In addition, the Plan permits each Fund to make payments at an annual rate of up to 0.25% of the Fund’s Class C shares for expenses incurred in connection with the provision of shareholder support or administrative services for the Fund’s Class C shares. During the six months ended November 30, 2012, The Arbitrage Fund’s Class R shares incurred $1,293,201 and Class C shares incurred $15,112, respectively, in distribution expenses for Class R shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Event-Driven Fund, during the six months ended November 30, 2012, the Event-Driven Fund’s Class R shares incurred $10,515 and Class C shares incurred $529, respectively, in distribution expenses for Class R shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Credit Opportunities Fund, during the period months ended November 30, 2012, the Credit Opportunities Fund’s Class R shares incurred $500 and Class C shares incurred $41, respectively, in distribution expenses for Class R shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers.

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

Principal Financial Officer

ALPS receives an annual fee of $10,000 for providing Principal Financial Officer (“PFO”) services to the Trust. ALPS is compensated under the PFO Services Agreement.

Transfer Agent And Shareholder Services Agreement

DST Systems, Inc. (“DST”) maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

Under the terms of the amended Transfer Agent and Shareholder Services Agreement between the Trust and DST, DST receives from the Funds a monthly complex minimum fee, including four cusips (i.e., an individual share class), at an annual rate of $67,795 per year. For each cusip thereafter, an additional fee is applied at a minimum fee of $10,430 per cusip per year. There were five additional cusips for the six months ended November 30, 2012. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, telephone services, record storage and communication lines. These out-of-pocket expenses are included in transfer agent fees on the Funds Statement of Operations.

6. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
Arbitrage Fund - Class R
Shares sold	16,543,157	51,063,016
Shares issued in reinvestment of dividends	–	1,802,971

Shares redeemed	(15,194,501)	(42,289,064)

Net increase in shares outstanding	1,348,656	10,576,923

Shares outstanding at beginning of period	78,437,528	67,860,605

Shares outstanding at end of period	79,786,184	78,437,528

Arbitrage Fund - Class I
Shares sold	35,311,842	90,987,731
Shares issued in reinvestment of dividends	–	1,607,830
Shares redeemed	(37,293,068)	(36,469,014)

Net increase/(decrease) in shares outstanding	(1,981,226)	56,126,547

Shares outstanding at beginning of period	159,914,734	103,788,187

Shares outstanding at end of period	157,933,508	159,914,734

Arbitrage Fund - Class C
Shares sold	407,597	–
Shares redeemed	(7,411)	–

Net increase in shares outstanding	400,186	–

Shares outstanding at beginning of period	–	–

Shares outstanding at end of period	400,186	–

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
Event-Driven Fund - Class R
Shares sold	171,526	878,057
Shares issued in reinvestment of dividends	–	47,344
Shares redeemed	(381,606)	(483,842)

Net increase/(decrease) in shares outstanding	(210,080)	441,559

Shares outstanding at beginning of period	917,292	475,733

Shares outstanding at end of period	707,212	917,292

Event-Driven Fund - Class I
Shares sold	2,055,348	1,541,957
Shares issued in reinvestment of dividends	–	83,596
Shares redeemed	(664,051)	(589,183)

Net increase in shares outstanding	1,391,297	1,036,370

Shares outstanding at beginning of period	2,178,615	1,142,245

Shares outstanding at end of period	3,569,912	2,178,615

Event-Driven Fund - Class C
Shares sold	12,713	–
Net increase in shares outstanding	12,713	–

Shares outstanding at beginning of period	–	–

Shares outstanding at end of period	12,713	–

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

Period Ended November 30, 2012(a) (Unaudited)
Credit Opportunities Fund - Class R
Shares sold	128,823
Shares issued in reinvestment of dividends	–
Shares redeemed	–

Net increase in shares outstanding	128,823

Shares outstanding at beginning of period	–

Shares outstanding at end of period	128,823

Credit Opportunities Fund - Class I
Shares sold	328,060
Shares issued in reinvestment of dividends	–
Shares redeemed	–

Net increase in shares outstanding	328,060

Shares outstanding at beginning of period	–

Shares outstanding at end of period	328,060

Credit Opportunities Fund - Class C
Shares sold	2,510
Shares issued in reinvestment of dividends	–
Shares redeemed	–

Net increase in shares outstanding	2,510

Shares outstanding at beginning of period	–

Shares outstanding at end of period	2,510

(a)	Commenced operations on October 1, 2012.

7. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

securities transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SECURITIES LENDING

In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Funds, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. There were no securities on loan in the Funds during the period ended November 30, 2012.

10. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid—in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds’ financial statement and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related

Semi-Annual Report | November 30, 2012	87

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

transactions, short sale related dividend expense, non-deductible excise tax, investments in Passive Foreign Investment Companies, and investments in swaps. These have no effect on the Funds’ net assets or net asset value per share.

The tax character of dividends and distributions declared during the year ended May 31, 2012 for the Arbitrage Fund was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
5/31/12	$ 57,040,655	$ 466,733	$ 57,507,388

The tax character of dividends and distributions declared during the year ended May 31, 2012 for the Event-Driven Fund was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
5/31/12	$ 1,348,474	$ —	$ 1,348,474

*The Funds designate these distributions as long-term capital gain dividends per IRC code section 852(b)(3)(C).

The following information is computed on a tax basis for each item as of November 30, 2012:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Arbitrage Fund	$2,947,544,121	$32,851,806	$(58,815,969)	$(25,964,163)
Event-Driven Fund	$45,752,514	$55,543	$(1,121,939)	$1,066,396
Credit Opportunities Fund	$1,279,192	$4,536	$(4,402)	$134

The differences between book–basis and tax–basis net unrealized appreciation/(depreciation) for the Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund are attributable to foreign currency mark-to-market, investments in partnerships and trust preferred, constructive sales, straddle adjustments, and wash sales.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

88	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2012 (Unaudited)

11. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, FASB issued an ASU to enhance disclosures requiring improved information about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

12. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements.

Semi-Annual Report | November 30, 2012	89

The Arbitrage Funds	Disclosure of Fund Expenses
November 30, 2012 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution (12b-1) expenses, redemption fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown may not apply to your specific investment.

90	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Disclosure of Fund Expenses (continued)
November 30, 2012 (Unaudited)

	Beginning Account Value 06/01/2012	Ending Account Value 11/30/2012	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Fund
Class R
Actual	$1,000.00	$989.10	1.43%	$7.13
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	1.43%	$7.23
Class I
Actual	$1,000.00	$990.00	1.18%	$5.89
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	1.18%	$5.97
Class C
Actual	$1,000.00	$985.90	2.18%	$10.85
Hypothetical (5% return before expenses)	$1,000.00	$1,014.14	2.18%	$11.01

The Arbitrage Event - Driven Fund
Class R
Actual	$1,000.00	$993.90	1.69%	$8.45
Hypothetical (5% return before expenses)	$1,000.00	$1,016.60	1.69%	$8.54
Class I
Actual	$1,000.00	$995.90	1.44%	$7.20
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	1.44%	$7.28
Class C
Actual	$1,000.00	$993.90	2.44%	$12.20
Hypothetical (5% return before expenses)	$1,000.00	$1,012.84	2.44%	$12.31

The Arbitrage Credit Opportunities Fund
Class R(c)
Actual	$1,000.00	$1,001.00	1.50%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	1.50%	$7.59
Class I(c)
Actual	$1,000.00	$1,001.00	1.25%	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.25%	$6.33
Class C(c)
Actual	$1,000.00	$1,001.00	2.25%	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,013.79	2.25%	$11.36

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund’s annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

(c)	Commenced operations on October 1, 2012.

Semi-Annual Report | November 30, 2012	91

The Arbitrage Funds	Additional Information
November 30, 2012 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent fiscal year ending June 30, 2012 will be available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete listing of their portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

92	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds	Trustees’ Approval of Advisory Agreement
November 30, 2012 (Unaudited)

On August 23, 2012, the Board of Trustees (the “Board” or the “Trustees”) of The Arbitrage Funds (the “Trust”), including a majority of its disinterested Trustees, approved an investment advisory agreement (the “Advisory Agreement”), under which Water Island Capital, LLC acts as the investment adviser for The Arbitrage Credit Opportunities Fund (the “Fund”). The Board determined that the Advisory Agreement, which became effective concurrent with the registration of the Fund on October 1, 2012, was in the best interests of the Fund and its shareholders. The Board based its decision upon its most recent review of the Adviser’s investment personnel, portfolio management process, and performance. The Board discussed the factors below, among others. However, no single factor determined whether the Board approved the Advisory Agreement. Rather, it was the totality of the factors that led to the Board’s decision to approve the Advisory Agreement.

Nature, Extent and Quality of Service

The Board reviewed the services to be provided by the Adviser and the qualifications and backgrounds of the persons who would be responsible for managing and providing services to the Fund. They also considered the financial information regarding the Adviser that had been provided to them to assess whether adequate resources were available to provide the level of service expected to be provided to the Fund. The Board determined that the Adviser and its personnel were well-qualified to provide all required services to the Fund and would provide services that were of high quality, and that the Adviser had appropriate resources to provide such services.

Cost

The Board considered the Fund’s proposed overall expense ratio, comparing it to other similarly managed mutual funds. In its consideration of the Fund’s overall expense ratio, the Board also considered the Adviser’s proposed long term commitment to cap operating expenses. The Board recognized that the Fund’s proposed overall expense ratio was competitive with comparably managed funds and concluded that it believed shareholders would be receiving quality investment options for a reasonable price. The Board also concluded that the proposed advisory fees were reasonable, given the quality of services to be provided by the Adviser and the complexity of investment strategies to be implemented by the Adviser in managing the Fund.

Ancillary Benefits

The Board considered the “ancillary benefits” to the Adviser, viewing these as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.

Semi-Annual Report | November 30, 2012	93

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3)	Not applicable.

(b)	The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President and Treasurer

Date:	February 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President and Treasurer

Date:	February 8, 2013

By:	/s/ Kim Storms
Kim Storms
Chief Financial Officer

Date:	February 8, 2013